1933 Act No. 333-42181
                                                       1940 Act No. 811-08555

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 4                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 5                                                        [X]


                          EVERGREEN MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN MONEY MARKET TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 4
                                       TO
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 4 to Registrant's Registration Statement No. 333-42181/811-08555 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

                  Prospectuses for Evergreen Money Market Fund,
               Evergreen Pennsylvania Municipal Money Market Fund,
                    Evergreen Municipal Money Market Fund and
              Evergreen Treasury Money Market Fund are contained herein.


                                     PART B
                                     ------

      Statement of Additional Information for Evergreen Money Market Fund,
               Evergreen Pennsylvania Municipal Money Market Fund,
                    Evergreen Municipal Money Market Fund and
              Evergreen Treasury Money Market Fund is contained herein.



                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                             EVERGREEN MONEY MARKET TRUST

     Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.

N-1A Item No.                                     Location in Prospectus(es)
Part A

Item 1.   Cover Page                              Cover Page

Item 2.   Synopsis and Fee Table                  Expense Information; Other Information

Item 3.   Condensed Financial Information         Financial Highlights

Item 4.   General Description of Registrant       Cover Page; Description of the Funds; Investment Objectives and Policies;
                                                  Investment Practices and Restrictions; General Information

Item 5.   Management of the Fund                  Organization and Service Providers; Expense Information

Item 6.   Capital Stock and Other Securities      Description of the Funds; Dividends, Distributions and Taxes; Shareholder
                                                  Services; General Information

Item 7.   Purchase of Securities Being Offered    Distribution Plans and Agreements; Purchase and Redemption of Shares; How to Buy
                                                  Shares; Shareholder Services

Item 8.   Redemption or Repurchase                Purchase and Redemption of Shares; How to Redeem Shares

Item 9.   Pending Legal Proceedings               Not Applicable

                                                  Location in Statement of
Part B                                            Additional Information

Item 10.  Cover Page                              Cover Page

Item 11.  Table of Contents                       Table of Contents

Item 12.  General Information and History         Not Applicable

Item 13.  Investment Objectives and Policies      Fund Investments; Fundamental Policies; Investment Guidelines; Appendix

Item 14.  Management of the Fund                  Management of the Trust

Item 15.  Control Persons and Principal           Principal Holders of Fund Shares
          Holders of Securities

Item 16.  Investment Advisory and Other Services  Additional Information; Distributor; Distribution Plans and Agreements; Expenses;
                                                  Investment Adviser; Investment Advisory Agreements;  Additional Service Providers;
                                                  Principal Underwriter; Contingent Deferred Sales Charges

Item 17.  Brokerage Allocation                    Brokerage; Brokerage Commissions; General Brokerage Policies

Item 18.  Capital Stock and Other Securities      Articles of Incorporation

Item 19.  Purchase, Redemption and Pricing of     How the Funds Offer Shares to the Public; Valuation of Portfolio Securities;
          Shares                                  Calculation of Net Asset Value Per Share; Additional Information

Item 20.  Tax Status                              Additional Tax Information

Item 21.  Underwriters                            Principal Underwriter

Item 22.  Calculation of Performance Data         Performance

Item 23.  Financial Statements                    Financial Statements


Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          EVERGREEN MONEY MARKET TRUST

                                     PART A

                                  PROSPECTUSES

----------------------------------------------------------------------------
PROSPECTUS                                                       June 1, 1998
----------------------------------------------------------------------------
(Evergreen Funds(sm) logo appears here)



EVERGREEN(SM) MONEY MARKET FUNDS

----------------------------------------------------------------------------
Evergreen Money Market Fund (Class A, B and C Shares)
Evergreen Municipal Money Market Fund (Class A Shares)
Evergreen Pennsylvania Municipal Money Market Fund (Class A Shares) Evergreen Treasury Money Market Fund (Class A Shares)

(Each a "Fund," together the "Funds")


     The Funds are designed to provide investors with current income, stability of principal and liquidity. This prospectus provides information regarding the Class A shares offered by each Fund and the Class B and Class C shares offered by the Evergreen Money Market Fund. Each Fund is a series of an open-end management investment company. This prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.


     A Statement of Additional Information ("SAI") for the Funds, dated June 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.


An investment in the Funds is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involves risk, including the possible loss of principal. There is no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                   Keep This Prospectus For Future Reference

                               TABLE OF CONTENTS
                               -----------------




EXPENSE INFORMATION                                  3
FINANCIAL HIGHLIGHTS                                 5
DESCRIPTION OF THE FUNDS                             9
          Investment Objectives and Policies         9
          Investment Practices and Restrictions     12
ORGANIZATION AND SERVICE PROVIDERS                  15
          Organization                              15
          Service Providers                         15
          Distribution Plans and Agreements         16


 PURCHASE AND REDEMPTION OF SHARES                  17
          How to Buy Shares                         17
          How to Redeem Shares                      19
          Exchange Privilege                        21
          Shareholder Services                      21
          Effect of Banking Laws                    22
 OTHER INFORMATION                                  23
          Dividends, Distributions and Taxes        23
          General Information                       24

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------
     The table and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund.



                                                   (All Funds)     (Evergreen Money Market Fund only)
SHAREHOLDER TRANSACTION                          Class A Shares     Class B Shares     Class C Shares
EXPENSES                                        ----------------   ----------------   ---------------
         Maximum Contingent Deferred Sales            None           5.00%(1)           1.00%(2)
         Charge (as a % of original purchase
         price or redemption proceeds,
         whichever is lower)

    (1) The deferred sales charge on Class B shares declines from 5.00% to 1.00% of amounts redeemed within six years after the month of purchase. Evergreen Money Market Fund does not charge a contingent deferred sales charge on redemptions made after that. See "Purchase and Redemption of Shares" for more information.


    (2) You will pay a 1.00% contingent deferred sales charge if you redeem shares during the month of purchase and the 12-month period following the month of purchase.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show for each Fund actual annual operating expenses for the fiscal period ended January 31, 1998. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that a Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. A Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by a Fund see "Organization and Service Providers."

Evergreen Money Market Fund


                             Annual Operating
                                 Expenses
                          (After Reimbursements)
                    ----------------------------------
                     Class A     Class B      Class C
                    ---------   ---------   ----------
Management Fees        0.46%       0.46%        0.46%
12b-1 Fees(1)          0.30%       1.00%        1.00%
Other Expenses         0.13%       0.13%        0.13%
                       ----        ----         ----
Total                  0.89%       1.59%        1.59%
                       ====        ====         ====


                                           Examples
                   --------------------------------------------------------
                          Assuming Redemption              Assuming no
                           at End of Period                 Redemption
                   ---------------------------------   --------------------
                    Class A     Class B     Class C     Class B     Class C
                   ---------   ---------   ---------   ---------   --------
After 1 Year          $  9        $ 66        $ 26        $ 16     $ 16
After 3 Years         $ 28        $ 80        $ 50        $ 50     $ 50
After 5 Years         $ 49        $107        $ 87        $ 87     $ 87
After 10 Years        $110        $161        $189        $161     $189

Evergreen Municipal Money Market Fund


                     Annual Operating
                         Expenses
                          (After
                     Reimbursements)
                    -----------------
                         Class A
                    -----------------
Management Fees     0.50%
12b-1 Fees(1)       0.30%
Other Expenses      0.08%
                    ----
Total               0.88%
                    ====



                        Example
                   -----------------
                        Assuming
                       Redemption
                    at End of Period
                   -----------------
                        Class A
                   -----------------
After 1 Year              $  9
After 3 Years             $ 28
After 5 Years             $ 49
After 10 Years            $108

              Evergreen Pennsylvania Municipal Money Market Fund


                    Annual Operating
                        Expenses
                         (After
                   Reimbursements)(2)
                  -------------------
                        Class A
                  -------------------
Management Fees   0.34%
12b-1 Fees(1)     0.10%
Other Expenses    0.17%
                  ----
Total             0.61%
                  ====


                      Example
                 -----------------
                      Assuming
                     Redemption
                  at End of Period
                 -----------------
                      Class A
                 -----------------
After 1 Year            $ 6
After 3 Years           $20
After 5 Years           $34
After 10 Years          $76

Evergreen Treasury Money Market Fund


                   Annual Operating
                       Expenses
                        (After
                   Reimbursements)
                  -----------------
                       Class A
                  -----------------
Management Fees   0.35%
12b-1 Fees(1)     0.30%
Other Expenses    0.08%
                  ----
Total             0.73%
                  ====


                      Example
                 -----------------
                      Assuming
                     Redemption
                  at End of Period
                 -----------------
                      Class A
                 -----------------
After 1 Year            $ 7
After 3 Years           $23
After 5 Years           $41
After 10 Years          $91

(1) Although Class A shares can pay up to 0.75% of average net assets as a 12b-1 fee, for the foreseeable future such fees have been limited to 0.30% of average net assets. An additional portion of Evergreen Pennsylvania Municipal Money Market Fund's 12b-1 fee is being waived. Absent such waiver, Evergreen Pennsylvania Municipal Money Market Fund's 12b-1 fee would have been 0.30%.


(2) First Union National Bank ("FUNB") has agreed to reimburse Evergreen Pennsylvania Municipal Money Market Fund to the extent that the Fund's aggregate annual operating expenses exceed 1.00% of average net assets for any fiscal year. FUNB currently expects to continue such expense limitation through January 31, 1999, but may cease this voluntary expense reimbursement at any time. For the fiscal period ended January 31, 1998, FUNB reimbursed management fees of Evergreen Pennsylvania Municipal Money Market Fund. Absent such reimbursements, Evergreen Pennsylvania Municipal Money Market Fund would have paid expenses equal to the following percentage of net assets:



                                                                         Total Fund Operating
                                                         Management       Expenses (Without
                                                            Fees            Waivers and/or
Fund                                                  (Without Waiver)      Reimbursement)
---------------------------------------------------- ------------------ ---------------------
  Evergreen Pennsylvania Municipal Money Market Fund
   Class A .........................................         0.40%               0.87%

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated for the life of each Fund. The information for Evergreen Money Market Fund and Evergreen Municipal Money Market Fund has been audited by Price Waterhouse LLP, each Fund's independent accountants, and the information for Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. A report of Price Waterhouse LLP or KPMG Peat Marwick LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Funds' SAI. The following information for each Fund should be read in conjunction with the financial statements and related notes which are also incorporated by reference in the Funds' SAI.


     Further information about each Fund's performance is contained in the Funds' Annual Report to shareholders, which may be obtained without charge.

Evergreen Money Market Fund -- Class A Shares

                                                                           Class A Shares
                                                 ------------------------------------------------------------------
                                                                          Year Ended August
                                                                                 31,
                                                                                                 January 4, 1995
                                                       Five Months                               (Commencement of
                                                          Ended                                Class Operations) to
                                                  January 31, 1998 (b)     1997       1996       August 31, 1995
                                                 ---------------------- ---------- ---------- ---------------------
PER SHARE DATA:
Net asset value beginning of period ............       $  1.00           $ 1.00     $ 1.00          $  1.00
                                                       -------           ------     ------          -------
 Net investment income .........................          0.02             0.05       0.05             0.03
 Less distributions to shareholders from net
  investment income ............................         (0.02)           (0.05)     (0.05)           (0.03)
                                                       --------          -------    -------         --------
Net asset value end of period ..................       $  1.00           $ 1.00     $ 1.00          $  1.00
                                                       ========          =======    =======         ========
TOTAL RETURN ...................................          2.08%            4.95%      5.05%            3.53%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ................................          0.89%(a)         0.79%      0.75%            0.81%(a)
 Total expenses excluding indirectly paid
  expenses .....................................           0.89%(a)         0.79%        --               --
 Total expenses excluding waivers and/or
  reimbursements ...............................           0.89%(a)         0.88%      0.89%            1.02%(a)
 Net investment income .........................           4.91%(a)         4.87%      4.86%            5.26%(a)
Net assets end of period (millions) ............       $  2,910          $ 2,803    $ 1,755         $    685

--------
(a) Annualized.
(b) The Fund changed its fiscal year end from August 31 to January 31.

                 Evergreen Money Market Fund -- Class B Shares

                                                                           Class B Shares
                                                 ------------------------------------------------------------------
                                                                          Year Ended August
                                                                                 31,
                                                                                                 January 26, 1995
                                                       Five Months                               (Commencement of
                                                          Ended                                Class Operations) to
                                                  January 31, 1998 (b)     1997       1996       August 31, 1995
                                                 ---------------------- ---------- ---------- ---------------------
PER SHARE DATA:
Net asset value beginning of period ............       $  1.00           $ 1.00     $ 1.00          $  1.00
                                                       -------           ------     ------          -------
 Net investment income .........................          0.02             0.04       0.04             0.03
 Less distributions to shareholders from net
  investment income ............................         (0.02)           (0.04)     (0.04)           (0.03)
                                                       --------          -------    -------         --------
Net asset value end of period ..................       $  1.00           $ 1.00     $ 1.00          $  1.00
                                                       ========          =======    =======         ========
TOTAL RETURN (c) ...............................          1.78%            4.22%      4.31%            2.78%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ................................          1.59%(a)         1.49%      1.45%            1.51%(a)
 Total expenses excluding indirectly paid
  expenses .....................................          1.59%(a)         1.49%        --               --
 Total expenses excluding waivers and/or
  reimbursements ...............................          1.59%(a)         1.55%      1.59%            2.39%(a)
 Net investment income .........................          4.22%(a)         4.16%      4.18%            4.54%(a)
Net assets end of period (millions) ............      $     25          $    23    $    10         $      8

--------
(a) Annualized.
(b) The Fund changed its fiscal year end from August 31 to January 31.
(c)  Excluding applicable sales charges.



Evergreen Money Market Fund -- Class C Shares


                                                                                Class C Shares
                                                                 --------------------------------------------
                                                                                            August 1, 1997
                                                                       Five Months         (Commencement of
                                                                          Ended          Class Operations) to
                                                                  January 31, 1998 (d)     August 31, 1997
                                                                 ---------------------- ---------------------
PER SHARE DATA:
Net asset value beginning of period ............................       $  1.00                $   1.00
                                                                       -------                --------
 Net investment income .........................................          0.02                    0.00 (c)
 Less distributions to shareholders from net investment income .         (0.02)                  (0.00)(c)
                                                                       --------               --------
Net asset value end of period ..................................       $  1.00                $   1.00
                                                                       ========               ========
TOTAL RETURN (b) ...............................................          1.78%                   0.37%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ................................................          1.59%(a)               1.67%(a)
 Total expenses excluding indirectly paid expenses .............          1.59%(a)               1.66%(a)
 Total expenses excluding waivers and/or reimbursements ........          1.59%(a)               1.69%(a)
 Net investment income .........................................          4.20%(a)               4.42%(a)
Net assets end of period (millions) ............................       $     2               $      5

--------
(a)  Annualized.
(b)  Excluding applicable sales charges.
(c)  Represents an amount less than $0.01 per share.
(d)  The Fund changed its fiscal year end from August 31 to January 31.

            Evergreen Municipal Money Market Fund -- Class A Shares



                                                                           Class A Shares
                                                 ------------------------------------------------------------------
                                                                          Year Ended August
                                                                                 31,
                                                                                                 January 5, 1995
                                                       Five Months                               (Commencement of
                                                          Ended                                Class Operations) to
                                                  January 31, 1998 (b)     1997       1996       August 31, 1995
                                                 ---------------------- ---------- ---------- ---------------------
PER SHARE DATA:
Net asset value beginning of period ............       $  1.00           $ 1.00     $ 1.00          $  1.00
                                                       -------           ------     ------          -------
 Net investment income .........................          0.01             0.03       0.03             0.02
 Less distributions to shareholders from net
  investment income ............................         (0.01)           (0.03)     (0.03)           (0.02)
                                                       --------          -------    -------         --------
Net asset value end of period ..................       $  1.00           $ 1.00     $ 1.00          $  1.00
                                                       ========          =======    =======         ========
TOTAL RETURN ...................................          1.34%            3.13%      3.22%            2.24%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ................................          0.88%(a)         0.83%      0.79%            0.78%(a)
 Total expenses excluding indirectly paid
  expenses .....................................          0.88%(a)         0.83%        --               --
 Total expenses excluding waivers and
  reimbursments ................................          0.88%(a)         0.86%      0.90%            0.90%(a)
 Net investment income .........................          3.18%(a)         3.09%      3.14%            3.28%(a)
Net assets end of period (millions) ............       $    672          $   667    $   661         $    555

--------
(a) Annualized.
(b) The Fund changed its fiscal year end from August 31 to January 31.



Evergreen Pennsylvania Municipal Money Market Fund -- Class A Shares




                                                                               Class A Shares
                                            ------------------------------------------------------------------------------------
                                                                                                              August 22, 1995
                                                  Five Months                              Six Months         (Commencement of
                                                     Ended             Year Ended            Ended          Class Operations) to
                                             January 31, 1998 (c)   August 31, 1997   August 31, 1996 (b)    February 29, 1996
                                            ---------------------- ----------------- --------------------- ---------------------
PER SHARE DATA:
Net asset value beginning of period .......       $  1.00               $  1.00            $  1.00               $  1.00
                                                  -------               -------            -------               -------
 Net investment income ....................          0.01                 0.03                0.01                  0.02
 Less distributions to shareholders from
  net investment income ...................         (0.01)              ( 0.03)              (0.01)                (0.02)
                                                  --------              -------            --------              --------
Net asset value end of period .............       $  1.00               $  1.00            $  1.00               $  1.00
                                                  ========              =======            ========              ========
TOTAL RETURN ..............................           1.34%                3.05%               1.49%                 1.72%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ...........................           0.61%(a)             0.60%               0.55%(a)              0.47%(a)
 Total expenses excluding indirectly paid
  expenses ................................           0.61%(a)             0.60%                 --                    --
 Total expenses excluding waivers
  and/or reimbursements ...................           0.87%(a)             0.89%               0.96%(a)              1.08%(a)
 Net investment income ....................           3.15%(a)             3.01%               2.97%(a)              3.14%(a)
Net assets end of period (millions) .......       $     37              $    36            $     22              $      4

--------
(a) Annualized.
(b) The Fund changed its fiscal year end from February 29 to August 31.
(c)  The Fund changed its fiscal year end from August 31 to January 31.

            Evergreen Treasury Money Market Fund -- Class A Shares


                                              Class A Shares
                               --------------------------------------------
                                                        Year Ended August
                                                               31,
                                     Five Months
                                        Ended
                                January 31, 1998 (c)     1997       1996
                               ---------------------- ---------- ----------
PER SHARE DATA:
Net asset value
 beginning of period .........       $   1.00         $ 1.00     $ 1.00
                                     --------         -------    -------
 Net investment
  income .....................           0.02          0.05       0.05
 Less distributions to
  shareholders from
  net investment
  income .....................          (0.02)        (0.05)     (0.05)
                                     ---------        -------    -------
Net asset value end of
 period ......................       $   1.00         $ 1.00     $ 1.00
                                     =========        =======    =======
TOTAL RETURN .................           2.07%         4.82%      4.98%
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
 Total expenses ..............           0.73%(a)      0.72%      0.69%
 Total expenses
  excluding indirectly
  paid expenses ..............           0.73%(a)      0.72%        --
 Total expenses
  excluding waivers
  and
  reimbursments ..............           0.73%(a)      0.72%      0.77%
 Net investment
  income .....................           4.89%(a)      4.73%      4.76%
Net assets end of
 period (millions) ...........       $   2,616        $2,485     $2,608



                                                              Class A Shares
                               ----------------------------------------------------------------------------
                                                         Year Ended December 31,
                                                                                          March 6, 1991
                                    Eight Months                                         (Commencement of
                                       Ended                                           Class Operations) to
                                August 31, 1995 (b)     1994       1993       1992      December 31, 1991
                               --------------------- ---------- ---------- ---------- ---------------------
PER SHARE DATA:
Net asset value
 beginning of period .........      $   1.00         $ 1.00     $ 1.00     $ 1.00          $   1.00
                                    --------         -------    -------    -------         --------
 Net investment
  income .....................          0.03          0.04       0.03       0.03               0.04
 Less distributions to
  shareholders from
  net investment
  income .....................         (0.03)        (0.04)     (0.03)     (0.03)             (0.04)
                                    ---------        -------    -------    -------         ---------
Net asset value end of
 period ......................      $   1.00         $ 1.00     $ 1.00     $ 1.00          $   1.00
                                    =========        =======    =======    =======         =========
TOTAL RETURN .................          3.58%         3.75%      2.73%      3.36%              4.46%
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
 Total expenses ..............           0.63%(a)      0.50%      0.48%      0.48%              0.47%(a)
 Total expenses
  excluding indirectly
  paid expenses ..............             --            --         --         --                 --
 Total expenses
  excluding waivers
  and
  reimbursments ..............           0.79%(a)      0.78%      0.82%      0.82%              1.08%(a)
 Net investment
  income .....................           5.30%(a)      3.91%      2.70%      3.22%              4.95%(a)
Net assets end of
 period (millions) ...........      $   1,178        $  755     $  261     $  209          $     100

--------
(a) Annualized.
(b) The Fund changed its fiscal year end from December 31 to August 31.
(c)  The Fund changed its fiscal year end from August 31 to January 31.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES
----------------------------------


     Each Fund's investment objective is nonfundamental; as a result, each Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. The Funds' fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding each Fund's fundamental investment policies or other related investment policies. There can be no assurance that the Funds' investment objectives will be achieved.


     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions" below.


Evergreen Money Market Fund


     The investment objective of Evergreen Money Market Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest in securities determined to present minimal credit risk and which are, at the time of acquisition, eligible securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will also comply with the diversification requirements and other applicable requirements prescribed by Rule 2a-7. The Fund's permitted investments include:


     1. Marketable obligations of, or obligations guaranteed by the United States ("U.S.") government, its agencies or instrumentalities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the U.S. government, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the U.S. government include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration and Government National Mortgage Association. Examples of agencies or instrumentalities whose securities are supported by the right of the issuer to borrow from the U.S. Treasury include, but are not limited to, the Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal National Mortgage Association and the Tennessee Valley Authority. Agencies or instrumentalities whose securities are supported only by the credit of the agency or instrumentality include the Inter-American Development Bank and the International Bank for Reconstruction and Development. These obligations are supported by appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.


     2. Commercial paper, including variable amount master demand notes, that is rated in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing) by any two of Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service ("Moody's") or any other nationally recognized statistical rating organization ("NRSRO") (or by a single NRSRO if only one has assigned a rating). The Fund will not invest more than 10% of its total assets, at the time of the investment in question, in variable amount master demand notes. For a description of these ratings, see the SAI.


     3. Corporate debt securities and bank obligations that are rated in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing) by any two of S&P, Moody's and any other NRSRO (or by a single NRSRO if only one has assigned a rating).


     4. Unrated corporate debt securities, commercial paper and bank obligations that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., instruments having a maturity of 397 days or less) that (a) is comparable in priority and security to the unrated securities and (b) meets the rating requirements of paragraphs 2 or 3 above.


     5. Unrated corporate debt securities, commercial paper and bank obligations issued by any domestic or foreign company which has an outstanding long-term debt issue rated in the top two rating categories by any NRSRO and determined by the investment adviser to be of comparable quality to the unrated securities.

     6. Unrated corporate debt securities, commercial paper and bank obligations otherwise determined by the investment adviser to be of comparable quality to the obligations in paragraphs 2 and 3 above.


     7. Repurchase agreements involving the securities described in paragraphs 1 through 6 above.


     The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments involve risks that are different from investments in domestic securities. Such risks include unfavorable political and economic developments, withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the securities in the Fund's portfolio. Additionally, there may be less publicly available information about foreign issuers.


     The Fund may invest in commercial paper and other short-term corporate obligations which meet the rating criteria specified in paragraphs 2 and 3 above which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933 (the "1933 Act"), as amended. Such securities are not registered for purchase and sale by the public under the Act and are not considered readily marketable. The Fund will not invest more than 15% of its net assets in securities which are not readily marketable (including private placement securities) and in repurchase agreements maturing in more than seven days. (See "Restricted Securities.")


Evergreen Municipal Money Market Fund


     The investment objective of Evergreen Municipal Money Market Fund is to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short-term (i.e., with remaining maturities not exceeding 397 days) debt obligations issued by states, territories and possessions of the U.S. and by the District of Columbia, and their political subdivisions and duly constituted authorities. Such securities are generally known as "Municipal Securities" and are described in greater detail below.


     The Fund will invest in Municipal Securities determined to present minimal credit risk and which are, at the time of acquisition, eligible securities under Rule 2a-7. The Fund will also comply with the diversification requirements and other applicable requirements prescribed by Rule 2a-7. The Fund normally invests at least 80% of its net assets in Municipal Securities, the interest from which is exempt from federal income tax (other than the federal alternative minimum tax ("AMT")).


     The Fund may temporarily invest up to 20% of its net assets in taxable securities under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes. The Fund may invest for defensive purposes during periods when its assets available for investment exceed the available Municipal Securities that meet the Fund's quality and other investment criteria. Taxable securities in which the Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings categories by any NRSRO; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.


Evergreen Pennsylvania Municipal Money Market Fund


     The investment objective of Evergreen Pennsylvania Municipal Money Market Fund is to seek to provide investors with as high a level of current income as is consistent with preservation of capital and providing liquidity.


     To obtain its objective, the Fund invests at least 80% of its net assets in Municipal Securities issued by the Commonwealth of Pennsylvania or its counties, municipalities, authorities or other political subdivisions, and Municipal Securities issued by territories or possessions of the U.S., such as Puerto Rico.

     The Fund will invest in Municipal Securities determined to present minimal credit risk and which are, at the time of acquisition, eligible obligations under Rule 2a-7. The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax (other than the AMT) and Pennsylvania income tax.


     The Fund will also comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and may invest a significant percentage of its assets in the obligations of a single issuer. Since the Fund invests primarily in Pennsylvania obligations, its investments will be concentrated in one geographic area. The Fund will not invest in options, financial futures transactions or other similar "derivative" instruments except as otherwise provided herein.


     Ordinarily, up to 20% of the Fund's annual interest income may be subject to Pennsylvania or regular federal income tax. However, at all times under normal market conditions the percentage of the Fund's income and corresponding distributions which is tax-exempt will be very close to 100%. In addition, for temporary defensive purposes, the Fund may invest up to 100% of its total assets in such taxable obligations when, in the opinion of the investment adviser, it is advisable to do so because of market conditions. The types of taxable obligations in which the Fund may invest are limited to the following money market instruments which have remaining maturities not exceeding 397 days: (i) obligations of the U.S. government, its agencies or instrumentalities; (ii) negotiable certificates of deposit and bankers' acceptances of U.S. banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) domestic and foreign U.S. dollar-denominated commercial paper rated "P-1" by Moody's or "A-1" or "A-1+" by S&P; and (iv) repurchase agreements involving any of the foregoing portfolio obligations.


     The Fund may also invest in U.S. dollar-denominated foreign commercial paper. Such investments may involve risks not applicable to domestic obligations. These risks include foreign political or economic instability, difficulties in enforcing a judgment against a foreign issuer should it default, the imposition or tightening of exchange controls and changes in foreign governmental attitudes toward private investment, including the possibility of increased taxation, nationalization or expropriation of Fund assets. Foreign issuers of obligations may also be subject to different accounting and disclosure systems, which may affect the type and quality of information available about an issuer. The rating services used by the Fund's investment adviser take these factors into consideration when assigning a rating to a particular security, and therefore the additional risk to the Fund of investing in a foreign obligation with the same rating as a domestic security is not expected to be significant.


     The Fund does not intend to concentrate its investments in any one industry. However, from time to time, the Fund may invest 25% or more of its total assets in Municipal Securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations so related are (i) obligations, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.



     Because the taxable money market is a broader and more liquid market, and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt Municipal Securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt Municipal Securities may make it difficult in certain circumstances to dispose of large investments advantageously. In general, tax-exempt Municipal Securities are also subject to credit risks such as the loss of credit ratings or possible default. In addition, an issuer of tax-exempt Municipal Securities may lose its tax-exempt status in the event of a change in the current tax laws.


Risk Factors: Investing in Pennsylvania Municipal Securities. Each investor
------------------------------------------------------------
should consider carefully the special risks inherent in the Fund's investment in Pennsylvania Municipal Securities. Pennsylvania has been historically identified as a heavy industry state although that reputation has recently changed. The industrial composition of Pennsylvania diversified when the coal, steel, and railroad industries began to decline. This diversification was necessary when the traditionally strong industries in Pennsylvania declined as a long-term shift in jobs, investment and workers away from the northeast part of the nation took place. The major new sources of growth are in the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania is highly urbanized, with approximately 50% of the Commonwealth's population contained in the metropolitan areas which include the cities of Philadelphia and Pittsburgh.

     It should be noted that Pennsylvania Municipal Securities may be adversely affected by local political and economic conditions and developments within Pennsylvania. For example, adverse conditions in a significant industry within Pennsylvania may from time to time have a correspondingly adverse effect on specific issuers within Pennsylvania or on anticipated revenue to the Commonwealth itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues. An expanded discussion of the risks associated with the purchase of Pennsylvania issues is contained in the SAI.


Evergreen Treasury Money Market Fund


     The investment objective of Evergreen Treasury Money Market Fund is to maintain stability of principal while earning current income. The Fund will attempt to seek income only to the extent consistent with stability of principal. The Fund will invest in short-term U.S. Treasury obligations with an average dollar-weighted maturity of 90 days or less. The Fund may also enter into repurchase agreements collateralized by the types of securities in which it may invest and obligations the principal and interest of which are backed by the full faith and credit of the U.S. government, provided that the repurchase agreement shall, under normal market conditions, be backed by collateral at least 65% of which is in obligations issued directly by the U.S. Treasury. The Fund may also lend its portfolio securities to qualified institutional investors. As a matter of investment strategy, the Fund's investment adviser intends to maintain a dollar-weighted average maturity for the Fund of 60 days or less. The Fund will comply with Rule 2a-7.


     Evergreen Treasury Money Market Fund is suitable for conservative investors seeking high current yields plus relative safety. The Fund provides a reasonable means of maximizing opportunities and minimizing risks resulting from changing interest rates.


     The short-term U.S. Treasury obligations in which the Fund invests are issued by the U.S. government and are fully guaranteed as to principal and interest by the U.S. Such securities will have a maturity date that is 397 days or less from the date of acquisition unless they are purchased under an agreement that provides for repurchase of the securities from the Fund within 397 days from the date of acquisition. The Fund may also retain Fund assets in cash.


INVESTMENT PRACTICES AND RESTRICTIONS
-------------------------------------

General. The Funds invest only in securities that have remaining maturities of
-------
397 days (thirteen months) or less at the date of purchase. For this purpose, floating rate or variable rate obligations which are payable on demand, but which may otherwise have a stated maturity in excess of this period, will be deemed to have remaining maturities of less than 397 days pursuant to conditions established by the SEC. The Funds maintain a dollar-weighted average portfolio maturity of 90 days or less. The Funds follow these policies to maintain a stable net asset value of $1.00 per share, although there is no assurance they can do so on a continuing basis. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates.


     The Funds will not invest in any obligations of or loan any of their portfolio obligations to First Union National Bank ("FUNB") or its affiliates (as defined in the 1940 Act) or any affiliates of the Funds. Subject to the limitations described, the Funds are permitted to invest in obligations of correspondent banks of FUNB (banks with which FUNB maintains a special bank servicing relationship) which are not affiliates of Evergreen Money Market Trust, its investment adviser or its distributor, but the Funds will not give preference in their investment selections to those obligations.


     After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the investment adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody's or S&P may change as a result of changes by such organizations of their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this prospectus and in the SAI.


     The ability of each Fund to meet its investment objective is necessarily subject to the ability of the issuers of securities in which the Fund invests to meet their payment obligations. In addition, the portfolio of each Fund will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Fund. Investors should recognize that, in periods of declining interest rates, the yield of a Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.


     All Funds except Evergreen Pennsylvania Municipal Money Market Fund are diversified.


Municipal Securities. Municipal Securities are municipal bonds, notes and
--------------------
commercial paper issued by or for states, territories and possessions of the U.S. including the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligation and revenue bonds. General obligation bonds are used to support the government's general financial needs and are supported by the full faith and credit of the municipality. General obligation bonds are repaid from the issuer's general unrestricted revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Revenue bonds are used to finance public works and certain private facilities. In contrast to general obligation bonds, revenue bonds are repaid only with the revenue generated by the project financed.


     Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.


     Since certain of the Funds invest in Municipal Securities, you should be aware of the risks associated with investing in such securities. The value of municipal bonds tends to go up when interest rates go down and vice versa. An issuer's failure to make such payment due to political development or fiscal mismanagement could affect its ability to make prompt payments of interest and principal. Those events could also affect the market value of the security. Moreover, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by a Fund.


     Opinions relating to the validity of Municipal Securities and to the exclusion of interest thereon from federal and state personal income taxes are rendered by counsel to the respective issuers at the time of issuance. Neither the Funds, Evergreen Money Market Trust, nor the investment adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.


Floating Rate and Variable Rate Obligations. Each Fund, other than Evergreen
-------------------------------------------
Treasury Money Market Fund, may invest in certain variable rate and floating rate securities with or without demand features. These variable rate securities do not have fixed interest rates; rather, interest rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less. Certain of these obligations may carry a demand feature that gives the Fund the right to demand repayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. Each Fund currently limits the value of its investments in any floating or variable rate securities which are not readily marketable and in all other not readily marketable securities to 10% of its net assets.


Stand-by Commitments. The Funds may also acquire "stand-by commitments" with
--------------------
respect to Municipal Securities held in their portfolio. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. Failure of the dealer to purchase such Municipal Securities may result in a Fund incurring a loss or missing an opportunity to make an alternative investment. Each Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in each Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Funds will maintain cash or liquid high grade debt obligations in a segregated account with its custodian in an amount equal to such commitments. The Funds will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Funds' investment advisers, present minimal credit risks.

Repurchase Agreements. The Funds may invest in repurchase agreements. A
---------------------
repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government obligations) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Securities Lending. To generate income and offset expenses, each Fund may lend
------------------
obligations to broker-dealers and other financial institutions. Loans of obligations by a Fund may not exceed 30% of the value of the Fund's total assets. While obligations are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional obligations. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When a Fund lends its obligations, it runs the risk that it may not be able to retrieve the obligations on a timely basis possibly losing the opportunity to sell the obligations at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the obligations may be delayed.

When-Issued Securities. Each Fund, other than Evergreen Money Market Fund, may
----------------------
enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuations during this period and no income accrues to the Funds until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Funds rely on the other party to consummate the transaction; if the other party fails to do so, the Funds may be disadvantaged. Evergreen Municipal Money Market Fund does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and Evergreen Treasury Money Market Fund does not expect that such commitments will exceed 20% of its total assets. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in
-------------------
illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of the Funds to dispose of illiquid investments readily or at a reasonable price could impair the Funds' ability to raise cash for redemptions or other purposes.

Restricted Securities. The Funds may invest in restricted securities, including
---------------------
securities eligible for resale pursuant to Rule 144A under the 1933 Act. Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. The Funds' investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Board of Trustees of Evergreen Money Market Trust. The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Funds' investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its
---------
total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks or others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase obligations while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Funds do not intend to leverage except to the extent that they may invest in reverse repurchase agreements as described below.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase
-----------------------------
agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the obligations it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

Investing in Securities of Other Investment Companies. The Funds may invest in
-----------------------------------------------------
securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

Other Investment Restrictions. Each Fund has adopted additional investment
-----------------------------
restrictions that are set forth in the SAI.


--------------------------------------------------------------------------------
                       ORGANIZATION AND SERVICE PROVIDERS
--------------------------------------------------------------------------------
ORGANIZATION
------------


Fund Structure. Each Fund is an investment pool, which invests shareholders'
--------------
money toward a specified goal. In technical terms, each Fund is a series of an open-end, management investment company, called Evergreen Money Market Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is
-----------------
responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, each Fund's performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders participate in distributions from the
------------------
Funds' assets and have equal liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; the Funds may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to such share.


SERVICE PROVIDERS
-----------------

Investment Advisers. The investment adviser of Evergreen Money Market Fund and
-------------------
Evergreen Municipal Money Market Fund is Evergreen Asset Management Corp. ("Evergreen Asset"). Evergreen Asset, a subsidiary of First Union Corporation ("First Union"), is located at 2500 Westchester Avenue, Purchase, New York 10577.


     Evergreen Asset manages investments, supervises daily business affairs and provides administrative services for Evergreen Money Market Fund and Evergreen Municipal Money Market Fund. Evergreen Asset is entitled to receive from each Fund an annual fee of 0.50% of average daily net assets up to and including $1,000,000,000 in assets and 0.45% of average daily net assets in excess of $1,000,000,000.


     The Capital Management Group of FUNB serves as investment adviser to Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund. FUNB is a subsidiary of First Union. FUNB is located at 201 South College Street, and First Union is located at 301 South College St., Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     FUNB manages the investments for and supervises the daily business affairs of Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund. FUNB is entitled to receive from Evergreen Treasury Money Market Fund an annual fee of 0.35% of 1% of the Fund's average daily net assets. FUNB is entitled to receive from Evergreen Pennsylvania Municipal Money Market Fund an annual fee equal to 0.40 of 1% of the Fund's average daily net assets up to $500 million, 0.36 of 1% of the next $500 million of assets, 0.32 of 1% of assets in excess of $1 billion but not exceeding $1.5 billion, and
0.28 of 1% of assets in excess of $1.5 billion.

Sub-Adviser. Evergreen Asset has entered into sub-advisory agreements with
-----------
Lieber & Company, an indirect wholly-owned subsidiary of First Union, which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will generally be available for consultation on the portfolios of Evergreen Money Market Fund and Evergreen Municipal Money Market Fund. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Funds for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577.


Administrator. Evergreen Investment Services, Inc. ("EIS"), 200 Berkeley St.,
-------------
Boston, Massachusetts, 02116, serves as administrator to Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:


    .050% of the first $7 billion
    .035% on the next $3 billion
    .030% on the next $5 billion
    .020% on the next $10 billion
    .015% on the next $5 billion and
    .010% on assets in excess of $30 billion


     EIS also provides facilities, equipment and personnel to Evergreen Money Market Fund and Evergreen Municipal Money Market Fund on behalf of Evergreen Asset.


Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company
--------------------------------------------
("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Funds' transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.


Custodian. State Street Bank and Trust Company ("State Street"), P.O. Box 9021,
---------
Boston, Massachusetts 02205-9827, acts as the Funds' custodian.


Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The
---------------------
BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds.


DISTRIBUTION PLANS AND AGREEMENTS
---------------------------------

Distribution Plans. Each class of shares pays for the expenses associated with
------------------
the distribution of its shares according to a distribution plan that it has adopted pursuant to Rule 12b-1 under the 1940 Act (each a "Plan," or collectively, the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of each Fund's average daily net assets attributable to the Class, as follows:


  Class A shares   0.75% (currently limited to 0.30%)
  Class B shares   1.00%
  Class C shares   1.00%

     Of the amount that each class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include each Fund's investment adviser or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Funds may not pay any distribution or service fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Plans are used to compensate the Funds' distributor pursuant to the distribution agreements entered into by each Fund.

Distribution Agreements. Each Fund has also entered into a distribution
-----------------------
agreement (each, a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, each Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of each Fund's average daily net assets attributable to the Class, as follows:


  Class A shares   0.30%
  Class B shares   1.00%
  Class C shares   1.00%

     The Distribution Agreements provide that EDI will use the distribution fee received from a Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of a Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (ii) to otherwise promote the sale of shares of a Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to each Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of a Fund.


     In the event a Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds or their predecessors.


     Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES
-----------------


     You may purchase shares of any Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of a Fund by mailing to that Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.


     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class A, Class B and Class C shares are offered through this prospectus (see "General Information" -- "Other Classes of Shares").


Class A Shares. You may purchase Class A shares of each Fund at net asset value
--------------
without an initial sales charge. Certain broker-dealers or other financial institutions may impose a fee in connection with purchases at net asset value. There is no size limit on purchases of Class A shares.


Class B Shares -- Deferred Sales Charge Alternative. You may purchase Class B
---------------------------------------------------
shares of Evergreen Money Market Fund at net asset value without an initial sales charge. However, you may pay a contingent deferred sales charge ("CDSC") (see further discussion below) if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                                             CDSC
Redemption Timing                                                                           Imposed
----------------------------------------------------------------------------------------- ----------
Month of purchase and the first twelve-month period following the month of purchase ..... 5.00%
Second twelve-month period following the month of purchase .............................. 4.00%
Third twelve-month period following the month of purchase ............................... 3.00%
Fourth twelve-month period following the month of purchase .............................. 3.00%
Fifth twelve-month period following the month of purchase ............................... 2.00%
Sixth twelve-month period following the month of purchase ............................... 1.00%

No CDSC is imposed on amounts redeemed thereafter.


     The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event a Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends. The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.


     At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution or shareholder service fees imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the distributor to have been compensated for the expenses associated with the sale of such shares.


Class C Shares -- Level-Load Alternative. Class C shares of Evergreen Money
----------------------------------------
Market Fund are only offered through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge, and therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of a Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors and through certain employee benefit and savings plans. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.


Contingent Deferred Sales Charge. Shares obtained from dividend or distribution
--------------------------------
reinvestment are not subject to a CDSC. Any CDSC imposed upon the redemption of Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.


     No CDSC is imposed on a redemption of shares of Evergreen Money Market Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old;
(4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

     Evergreen Money Market Fund may sell Class B or Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Funds, Keystone Investment Management Company ("Keystone"), FUNB, Evergreen Asset, EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.


How the Funds Value Their Shares. The net asset value of each class of shares
--------------------------------
of a Fund for purposes of both purchases and redemptions is determined twice daily, at 12 noon (eastern time) and promptly after the regular close of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. eastern time) each business day, i.e., any weekday exclusive of days on which the Exchange or State Street is closed. The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is calculated by taking the sum of the values of a Fund's investments and any cash and other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to each Fund's investment adviser, are accrued daily. The obligations in a Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in a Fund's portfolio may vary from the value determined using the amortized cost method.


General. In general you should only purchase Class B or Class C shares if you
-------
are planning to exchange in the near future into Class B or Class C shares of another Evergreen fund. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares.


     In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the U.S. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given class of shares.


Additional Purchase Information. As a condition of this offering, if a purchase
-------------------------------
is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or its investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.


HOW TO REDEEM SHARES
--------------------

     You may "redeem" (i.e., sell) your shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive
----------------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).


Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by
----------------------------------------------
sending a signed letter of instruction or stock power form to a Fund, c/o ESC (the registrar, transfer agent and dividend-disbursing agent for each Fund). Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.


     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will be either (1) mailed by check to the shareholder at the address in which the account is registered or (2) wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.


     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.


     Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.


Evergreen Express Line. The Evergreen Express Line offers you specific fund
----------------------
account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.


General. The sale of shares is a taxable transaction for federal income tax
-------
purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90-day period for any one shareholder.


EXCHANGE PRIVILEGE
------------------

How to Exchange Shares. You may exchange some or all of your shares for shares
----------------------
of the same class in other Evergreen funds through your financial intermediary, by calling or writing to ESC, or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.


     Each of the Evergreen funds has different investment objectives and policies. For more complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.


     No CDSC will be imposed in the event Class B or C shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC. If you buy Class A shares of a Fund, you will be charged a sales load upon exchange for Class A shares of another Evergreen fund.


Exchanges Through Your Financial Intermediary. A Fund must receive exchange
---------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.


Exchanges By Telephone And Mail. Exchange requests received by a Fund after
-------------------------------
4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.


SHAREHOLDER SERVICES
--------------------

     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.


Systematic Investment Plan. Under a Systematic Investment Plan, you may invest
--------------------------
as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.


Telephone Investment Plan. You may make investments into an existing account
-------------------------
electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.


Systematic Withdrawal Plan. When an account of $10,000 or more is opened or
--------------------------
when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan (the "Withdrawal Plan") by filling out the appropriate part of the application. Under this Withdrawal Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.00% per month or 3.00% per quarter of the total net asset value of the Fund shares in your account when the Withdrawal Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.


Investments Through Employee Benefit and Savings Plans. Certain qualified and
------------------------------------------------------
non-qualified employee benefit and savings plans may make shares of the Funds and the other Evergreen funds available to their participants. A Fund's investment adviser or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.


Automatic Reinvestment Plan. For the convenience of investors, all dividends
---------------------------
and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.


Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed
---------------------
dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.


     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (i) the dollar amount of each monthly or quarterly investment you wish to make, and
(ii) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.


     If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent. Consult the application for additional information concerning these reduced sales charges.


Two Dimensional Investing. You may elect to have income and capital gains
-------------------------
distributions from any Class of Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.


Tax Sheltered Retirement Plans. The Funds have various retirement plans
------------------------------
available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.


EFFECT OF BANKING LAWS
----------------------

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing obligations in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset and FUNB are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in Evergreen Asset or FUNB being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If Evergreen Asset or FUNB were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------


     The Funds declare substantially all of their net income as dividends on each business day. Such dividends are paid monthly. Net investment income, for dividend purposes, includes accrued interest and any market discount or premium that day, less the estimated expenses of a Fund. Gains or losses realized upon the sale of portfolio obligations are not included in net investment income, but are reflected in the net asset value of a Fund's shares. Distributions of any net realized capital gains will be made annually or more frequently. The amount of dividends may fluctuate from day to day, and the dividend may be omitted on a day where Fund expenses exceed investment income. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter will be treated as paid in the immediately preceding December.


     Dividends will be automatically reinvested in full and fractional shares of a Fund on the last business day of each month. However, shareholders who so inform the transfer agent in writing may have their dividends paid out in cash monthly. Shareholders who invest by check will be credited with a dividend on the business day following initial investment. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (eastern time). Shares purchased by qualified institutions via telephone as described in "How to Purchase Shares" will receive the dividend declared on that day if the telephone order is placed by 12 noon (eastern time), and federal funds are received by 4:00 p.m. (eastern time). All other wire purchases received after 12 noon (eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions by check and where proceeds are wired the same day. (See "How to Redeem Shares.")


     Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that each Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. The excise tax generally does not apply to the tax-exempt income of a regulated investment company (such as Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund) that pays exempt- interest dividends. Except as noted below with respect to Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund, most shareholders of the Funds normally will have to pay federal income taxes and any state or local taxes on the dividends and distributions they receive from a Fund.


     Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of these Funds from their gross income for federal income tax purposes. However, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the federal corporate alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax-exempt or taxable) are taxable as ordinary income, even though received in additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income.

     Following the end of each calendar year, every shareholder of the Funds will be sent applicable tax information and information regarding the dividends and capital gains distributions made during the calendar year. Under current law, the highest federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Since the Funds' gross income is ordinarily expected to be interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.


     Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.


GENERAL INFORMATION
-------------------

Portfolio Transactions. Consistent with the Conduct Rules of the National
----------------------
Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.


Other Classes of Shares. Evergreen Money Market Fund offers four classes of
-----------------------
shares: Class A, Class B, Class C and Class Y. Evergreen Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund and Evergreen Treasury Money Market Fund each offer two classes of shares, Class A and Class Y. Class Y shares are offered through a separate prospectus. Class Y shares are available only to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of FUNB, Evergreen Asset or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.


Performance Information. From time to time, a Fund may quote its yield in
-----------------------
advertisements, reports or other communications to shareholders. Yield is computed separately for each class of shares. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of a Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of a Fund's yields for any future period.


     The method of calculating each Fund's yield is set forth in the SAI. Before investing in Evergreen Municipal Money Market Fund or the Evergreen Pennsylvania Municipal Money Market Fund, the investor may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:


     6% Tax-Free Yield /(1 - .36 Tax Rate) = 6/.64 = 9.38% Taxable Yield.


     In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of a Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.


     Comparative performance information may also be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.


     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives.

The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided to Evergreen fund shareholders.


Year 2000 Risks. Like other investment companies, financial and business
---------------
organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisers and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisers are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


Additional Information. This prospectus and the SAI, which has been
----------------------
incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

Investment Advisers
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
     Evergreen Money Market Fund, Evergreen Municipal Money Market Fund


Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288-0630
     Evergreen Treasury Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund


Custodian
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036



Independent Accountants/Auditors
Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
     Evergreen Money Market Fund, Evergreen Municipal Money Market Fund


KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110
     Evergreen Treasury Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund


Distributor
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019


68617                                                              53620REV05

----------------------------------------------------------------------------
PROSPECTUS                                                       June 1, 1998
----------------------------------------------------------------------------
                                         (Evergreen Funds(SM) logo appears here)


EVERGREEN(SM) MONEY MARKET FUNDS

----------------------------------------------------------------------------
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund

(Each a "Fund," together the "Funds")

CLASS Y SHARES


     The Funds are designed to provide investors with current income, stability of principal and liquidity. This prospectus provides information regarding the Class Y shares offered by each Fund. Each Fund is a series of an open-end management investment company. This prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.


     A Statement of Additional Information ("SAI") for the Funds, dated June 1, 1998, as supplemented from time to time has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.


An investment in the Funds is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involves risk, including the possible loss of principal. There is no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Keep This Prospectus For Future Reference

                               TABLE OF CONTENTS
                               -----------------




 EXPENSE INFORMATION                              3
 FINANCIAL HIGHLIGHTS                             4
 DESCRIPTION OF THE FUNDS                         9
          Investment Objectives and Policies      9
          Investment Practices and Restrictions  12
 ORGANIZATION AND SERVICE PROVIDERS              15
          Organization                           15
          Service Providers                      15



 PURCHASE AND REDEMPTION OF SHARES               16
          How to Buy Shares                      16
          How to Redeem Shares                   17
          Exchange Privilege                     18
          Shareholder Services                   19
          Effect of Banking Laws                 20
 OTHER INFORMATION                               20
          Dividends, Distributions and Taxes     20
          General Information                    21

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------
     The table and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund.

SHAREHOLDER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases         None
Sales Charge on Dividend Reinvestments    None
Contingent Deferred Sales Charge          None

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show for each Fund actual annual operating expenses for the fiscal period ended January 31, 1998. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. Each Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by each Fund see "Organization and Service Providers."


Evergreen Money Market Fund


                      Annual Operating
                          Expenses
                   -----------------------
Management Fees             0.46%
12b-1 Fees                  0.00%
Other Expenses              0.13%
                            ----
Total                       0.59%
                            ====


                    Example
                   --------
                   Class Y
                   --------
  After 1 Year     $ 6
  After 3 Years    $19
  After 5 Years    $33
  After 10 Years   $74

Evergreen Municipal Money Market Fund


                      Annual Operating
                          Expenses
                  -----------------------
Management Fees             0.50%
12b-1 Fees                  0.00%
Other Expenses              0.08%
                            ----
Total                       0.58%
                            ====


                    Example
                   --------
                   Class Y
                   --------
  After 1 Year     $ 6
  After 3 Years    $19
  After 5 Years    $32
  After 10 Years   $73

Evergreen Pennsylvania Municipal Money Market Fund


                       Annual Operating
                           Expenses
                   (After Reimbursements)(1)
                  --------------------------
Management Fees               0.34%
12b-1 Fees                    0.00%
Other Expenses                0.17%
                              ----
Total                         0.51%
                              ====


                    Example
                   --------
                   Class Y
                   --------
  After 1 Year     $ 5
  After 3 Years    $16
  After 5 Years    $29
  After 10 Years   $64

Evergreen Treasury Money Market Fund


                   Annual Operating
                       Expenses
                  -----------------
Management Fees          0.35%
12b-1 Fees               0.00%
Other Expenses           0.08%
                         ----
Total                    0.43%
                         ====


                    Example
                   --------
                   Class Y
                   --------
  After 1 Year     $ 4
  After 3 Years    $14
  After 5 Years    $24
  After 10 Years   $54


--------
(1) First Union National Bank ("FUNB") has agreed to reimburse Evergreen Pennsylvania Municipal Money Market Fund to the extent that the Fund's aggregate annual operating expenses exceed 1.00% of average net assets for any fiscal year. FUNB may cease this voluntary expense reimbursement at any time. For the fiscal period ended January 31, 1998, FUNB reimbursed management fees of Evergreen Pennsylvania Municipal Money Market Fund. Absent such reimbursements, the Fund would have paid the expenses equal to the following percentages of net assets:

                                                                              Total Fund Operating
                                                              Management       Expenses (Without
                                                                 Fees            Waivers and/or
      Fund                                                 (Without Waiver)      Reimbursement)
--------------------------------------------------------- ------------------ ---------------------
      Evergreen Pennsylvania Municipal Money Market Fund
       Class Y .........................................          0.40%                0.58%

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated for the life of each Fund. The information for Evergreen Money Market Fund and Evergreen Municipal Money Market Fund has been audited by Price Waterhouse LLP, each Fund's independent accountants, and the information for Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. A report of Price Waterhouse LLP or KPMG Peat Marwick LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Funds' SAI. The following information for each Fund should be read in conjunction with the financial statements and related notes which are also incorporated by reference in the Funds' SAI.


     Further information about each Fund's performance is contained in the Funds' Annual Report to shareholders, which may be obtained without charge.


Evergreen Money Market Fund -- Class Y Shares


                                                                                                                    Ten Months
                                                               Five Months           Year Ended August 31,             Ended
                                                                  Ended         --------------------------------    August 31,
                                                           January 31, 1998 (c)    1997       1996       1995        1994 (b)
                                                          --------------------- ---------- ---------- ---------- ----------------
 PER SHARE DATA:
 Net asset value beginning of period ....................       $  1.00          $ 1.00     $ 1.00     $ 1.00       $  1.00
                                                                -------          ------     ------     ------       -------
  Net investment income .................................          0.02            0.05       0.05       0.05          0.03
  Less distributions to shareholders from net
    investment income ...................................          (0.02)          (0.05)     (0.05)     (0.05)        (0.03)
                                                                --------         -------    -------    -------      --------
 Net asset value end of period ..........................       $  1.00          $ 1.00     $ 1.00     $ 1.00       $  1.00
                                                                ========         =======    =======    =======      ========
 TOTAL RETURN ...........................................           2.21%           5.27%      5.36%      5.38%         2.92%
 RATIOS/SUPPLEMENTAL DATA:
 Ratios to average net assets:
  Total expenses ........................................           0.59%(a)        0.48%      0.45%      0.53%         0.32%(a)
  Total expenses excluding indirectly paid expenses .....           0.59%(a)        0.48%        --         --            --
  Total expenses excluding waivers and/or
    reimbursements ......................................           0.59%(a)        0.54%      0.59%      0.73%         0.71%(a)
  Net investment income .................................           5.22%(a)        5.13%      5.16%      5.26%         3.46%(a)
 Net assets end of period (millions) ....................       $    610         $   635    $   671    $   283      $    273

                                                                                                             November 2, 1987
                                                                   Year Ended October 31,                    (Commencement of
                                                   ------------------------------------------------------  Class Operations) to
                                                      1993       1992       1991       1990       1989       October 31, 1988
                                                   ---------- ---------- ---------- ---------- ---------- ---------------------
 PER SHARE DATA:
 Net asset value beginning of period .............  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00          $  1.00
                                                    ------     ------     ------     ------     ------          -------
   Net investment income .........................    0.03       0.04       0.07       0.08       0.09             0.07
   Less distributions to shareholders from net
    investment income ............................    (0.03)     (0.04)     (0.07)     (0.08)     (0.09)           (0.07)
                                                    -------    -------    -------    -------    -------         --------
 Net asset value end of period ...................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00          $  1.00
                                                    =======    =======    =======    =======    =======         ========
 TOTAL RETURN ....................................     3.23%      4.23%      6.73%      8.40%      9.39%            7.37%
 RATIOS/SUPPLEMENTAL DATA:
 Ratios to average net assets:
   Total expenses ................................     0.39%      0.36%      0.30%      0.35%      0.38%            0.43%(a)
   Total expenses excluding indirectly paid
    expenses .....................................       --         --         --         --         --               --
   Total expenses excluding waivers and/or
    reimbursements ...............................     0.71%      0.72%      0.70%      0.69%      0.75%            0.93%(a)
   Net investment income .........................     3.19%      4.18%      6.53%      8.08%      9.42%            7.26%(a)
 Net assets end of period (millions) .............  $   299    $   358    $   438    $   458    $   408         $    161

--------
(a) Annualized.
(b) The Fund changed its fiscal year end from October 31 to August 31.
(c) The Fund changed its fiscal year end from August 31 to January 31.

            Evergreen Municipal Money Market Fund -- Class Y Shares


                                                                 Five Months                 Year Ended August 31,
                                                                    Ended         -------------------------------------------
                                                             January 31, 1998 (b)    1997       1996       1995       1994
                                                            --------------------- ---------- ---------- ---------- ----------
 PER SHARE DATA:
 Net asset value beginning of period ......................       $  1.00          $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                  -------          ------     ------     ------     ------
  Net investment income ...................................          0.01            0.03       0.03       0.04       0.02
  Less distributions to shareholders from net investment
    income ................................................          (0.01)          (0.03)     (0.03)     (0.04)     (0.02)
                                                                  --------         -------    -------    -------    -------
 Net asset value end of period ............................       $  1.00          $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                  ========         =======    =======    =======    =======
 TOTAL RETURN .............................................           1.47%           3.44%      3.53%      3.59%      2.50%
 RATIOS/SUPPLEMENTAL DATA:
 Ratios to average net assets:
  Total expenses ..........................................           0.58%(a)        0.53%      0.49%      0.50%      0.34%
  Total expenses excluding indirectly paid expenses .......           0.58%(a)        0.53%        --         --         --
  Total expenses excluding waivers and reimbursments ......           0.58%(a)        0.55%      0.60%      0.63%      0.64%
  Net investment income ...................................           3.46%(a)        3.37%      3.44%      3.53%      2.47%
 Net assets end of period (millions) ......................       $    386         $   378    $   617    $   421    $   402


                                                                                                           November 2, 1988
                                                                       Year Ended August 31,               (Commencement of
                                                            -------------------------------------------  Class Operations) to
                                                               1993       1992       1991       1990       August 31, 1989
                                                            ---------- ---------- ---------- ---------- ---------------------
 PER SHARE DATA:
 Net asset value beginning of period ......................  $ 1.00     $ 1.00     $ 1.00     $ 1.00          $  1.00
                                                             ------     ------     ------     ------          -------
  Net investment income ...................................    0.03       0.04       0.05       0.06             0.05
  Less distributions to shareholders from net investment
    income ................................................    (0.03)     (0.04)     (0.05)     (0.06)           (0.05)
                                                             -------    -------    -------    -------         --------
 Net asset value end of period ............................  $ 1.00     $ 1.00     $ 1.00     $ 1.00          $  1.00
                                                             =======    =======    =======    =======         ========
 TOTAL RETURN .............................................     2.61%      3.73%      5.46%      6.15%            5.51%
 RATIOS/SUPPLEMENTAL DATA:
 Ratios to average net assets:
  Total expenses ..........................................     0.34%      0.32%      0.28%      0.31%            0.24%(a)
  Total expenses excluding indirectly paid expenses .......       --         --         --         --               --
  Total expenses excluding waivers and reimbursments ......     0.63%      0.63%      0.66%      0.71%            0.79%(a)
  Net investment income ...................................     2.58%      3.72%      5.23%      5.94%            6.77%(a)
 Net assets end of period (millions) ......................  $   401    $   417    $   510    $   311         $    109

--------
(a) Annualized.
(b) The Fund changed its fiscal year end from August 31 to January 31.

     Evergreen Pennsylvania Municipal Money Market Fund -- Class Y Shares



                                        Five Months                             Six Months
                                           Ended             Year Ended            Ended
                                   January 31, 1998 (c)   August 31, 1997   August 31, 1996 (b)
                                  ---------------------- ----------------- --------------------
 PER SHARE DATA:
 Net asset value beginning
  of period .....................       $   1.00              $ 1.00            $   1.00
                                        --------              ------            --------
  Net investment income .........           0.01                0.03                0.01
  Less distributions to
   shareholders from net
   investment income ............           (0.01)              (0.03)              (0.01)
                                        ---------             -------           ---------
 Net asset value end of
  period ........................       $   1.00              $ 1.00            $   1.00
                                        =========             =======           =========
 TOTAL RETURN ...................            1.38%               3.15%               1.51%
 RATIOS/SUPPLEMENTAL
  DATA:
 Ratios to average net
  assets:
  Total expenses ................            0.51%(a)            0.50%               0.50%(a)
  Total expenses
   excluding indirectly
   paid expenses ................            0.51%(a)            0.50%                 --
  Total expenses
   excluding waivers
   and/or
   reimbursements ...............            0.58%(a)            0.60%               0.66%(a)
  Net investment income .........            3.26%(a)            3.10%               2.92%(a)
 Net assets end of period
  (millions) ....................       $      33             $    32           $      48



                                                                                 August 15, 1991
                                            Year Ended February 28,              (Commencement of
                                  -------------------------------------------  Class Operations) to
                                     1996       1995       1994       1993      February 29, 1992
                                  ---------- ---------- ---------- ---------- ---------------------
 PER SHARE DATA:
 Net asset value beginning
  of period ..................... $ 1.00     $ 1.00     $ 1.00     $ 1.00          $   1.00
                                  -------    -------    -------    -------         --------
  Net investment income .........  0.03       0.03       0.02       0.03               0.02
  Less distributions to
   shareholders from net
   investment income ............  (0.03)     (0.03)     (0.02)     (0.03)             (0.02)
                                  -------    -------    -------    -------         ---------
 Net asset value end of
  period ........................ $ 1.00     $ 1.00     $ 1.00     $ 1.00          $   1.00
                                  =======    =======    =======    =======         =========
 TOTAL RETURN ...................   3.55%      2.81%      2.10%      2.68%              2.20%
 RATIOS/SUPPLEMENTAL
  DATA:
 Ratios to average net
  assets:
  Total expenses ................   0.37%      0.33%      0.47%      0.35%              0.19%(a)
  Total expenses
   excluding indirectly
   paid expenses ................     --         --         --         --                 --
  Total expenses
   excluding waivers
   and/or
   reimbursements ...............   0.73%      1.05%      1.26%      1.07%              0.77%(a)
  Net investment income .........   3.42%      3.09%      2.10%      2.62%              3.90%(a)
 Net assets end of period
  (millions) .................... $   83     $   44     $   14     $   16          $      21

--------
(a)  Annualized.
(b)  The Fund changed its fiscal year end from February 29 to August 31.
(c)  The Fund changed its fiscal year end from August 31 to January 31.

            Evergreen Treasury Money Market Fund -- Class Y Shares



                                        Five Months      Year Ended August 31,
                                           Ended         ---------------------
                                   January 31, 1998 (c)     1997       1996
                                  ---------------------- ---------- ----------
 PER SHARE DATA:
 Net asset value beginning
  of period .....................       $   1.00         $ 1.00     $ 1.00
                                        --------         -------    -------
  Net investment income .........           0.02          0.05       0.05
  Less distributions to
   shareholders from net
   investment income ............           (0.02)        (0.05)     (0.05)
                                        ---------        -------    -------
 Net asset value end of
  period ........................       $   1.00         $ 1.00     $ 1.00
                                        =========        =======    =======
 TOTAL RETURN ...................            2.20%         5.14%      5.29%
 RATIOS/SUPPLEMENTAL
  DATA:
 Ratios to average net
  assets:
  Total expenses ................            0.43%(a)      0.42%      0.39%
  Total expenses
   excluding indirectly
   paid expenses ................            0.43%(a)      0.42%        --
  Total expenses
   excluding
   waivers and
   reimbursments ................            0.43%(a)      0.43%      0.47%
  Net investment income .........            5.19%(a)      5.02%      5.12%
 Net assets end of period
  (millions) ....................       $     572        $  547     $  760



                                                                                            March 6, 1991
                                      Eight Months         Year Ended December 31,         (Commencement of
                                          Ended        --------------------------------  Class Operations) to
                                   August 31, 1995 (b)    1994       1993       1992      December 31, 1991
                                  -------------------- ---------- ---------- ---------- ---------------------
 PER SHARE DATA:
 Net asset value beginning
  of period .....................      $   1.00        $ 1.00     $ 1.00     $ 1.00          $   1.00
                                       --------        -------    -------    -------         --------
  Net investment income .........          0.04         0.04       0.03       0.04               0.05
  Less distributions to
   shareholders from net
   investment income ............          (0.04)       (0.04)     (0.03)     (0.04)             (0.05)
                                       ---------       -------    -------    -------         ---------
 Net asset value end of
  period ........................      $   1.00        $ 1.00     $ 1.00     $ 1.00          $   1.00
                                       =========       =======    =======    =======         =========
 TOTAL RETURN ...................           3.78%        4.06%      3.04%      3.67%              4.66%
 RATIOS/SUPPLEMENTAL
  DATA:
 Ratios to average net
  assets:
  Total expenses ................           0.33%(a)     0.20%      0.18%      0.17%              0.20%(a)
  Total expenses
   excluding indirectly
   paid expenses ................             --           --         --         --                 --
  Total expenses
   excluding
   waivers and
   reimbursments ................           0.49%(a)     0.48%      0.52%      0.52%              0.52%(a)
  Net investment income .........           5.60%(a)     3.78%      3.00%      3.61%              5.53%(a)
 Net assets end of period
  (millions) ....................      $     277       $  163     $  366     $  286          $     265

--------
(a) Annualized.
(b) The Fund changed its fiscal year end from December 31 to August 31.
(c) The Fund changed its fiscal year end from August 31 to January 31.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES



     Each Fund's investment objective is nonfundamental; as a result, each Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. The Funds' fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding the Funds' fundamental investment policies or other related investment policies. There can be no assurance that the Funds' investment objectives will be achieved.


     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions" below.


Evergreen Money Market Fund


     The investment objective of Evergreen Money Market Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest in securities determined to present minimal credit risk and which are, at the time of acquisition, eligible securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will also comply with the diversification requirements and other applicable requirements prescribed by Rule 2a-7. The Fund's permitted investments include:


     1. Marketable obligations of, or obligations guaranteed by the United States ("U.S.") Government, its agencies or instrumentalities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the U.S. government, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the U.S. government include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association. Examples of agencies or instrumentalities whose securities are supported by the right of the issuer to borrow from the U.S. Treasury include, but are not limited to, the Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal National Mortgage Association and the Tennessee Valley Authority. Agencies or instrumentalities whose securities are supported only by the credit of the agency or instrumentality include the Inter-American Development Bank and the International Bank for Reconstruction and Development. These obligations are supported by appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.


     2. Commercial paper, including variable amount master demand notes, that is rated in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing) by any two of Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service ("Moody's") or any other nationally recognized statistical rating organization ("NRSRO") (or by a single NRSRO if only one has assigned a rating). The Fund will not invest more than 10% of its total assets, at the time of the investment in question, in variable amount master demand notes. For a description of these ratings, see the SAI.


     3. Corporate debt securities and bank obligations that are rated in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing) by any two of S&P, Moody's and any other NRSRO (or by a single NRSRO if only one has assigned a rating).


     4. Unrated corporate debt securities, commercial paper and bank obligations that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., instruments having a maturity of 397 days or less) that (a) is comparable in priority and security to the unrated securities and (b) meets the rating requirements of paragraphs 2 or 3 above.


     5. Unrated corporate debt securities, commercial paper and bank obligations issued by any domestic or foreign company which has an outstanding long-term debt issue rated in the top two rating categories by any NRSRO and determined by the investment adviser to be of comparable quality to the unrelated securities.

     6. Unrated corporate debt securities, commercial paper and bank obligations otherwise determined by the investment adviser to be of comparable quality to the obligations in paragraphs 2 and 3 above.


     7. Repurchase agreements involving the securities described in paragraphs 1 through 6 above.


     The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments involve risks that are different from investments in domestic securities. Such risks include unfavorable political and economic developments, withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the securities in the Fund's portfolio. Additionally, there may be less publicly available information about foreign issuers.


     The Fund may invest in commercial paper and other short-term corporate obligations which meet the rating criteria specified in paragraphs 2 and 3 above which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933 (the "1933 Act"), as amended. Such securities are not registered for purchase and sale by the public under the Act and are not considered readily marketable. The Fund will not invest more than 15% of its net assets in securities which are not readily marketable (including private placement securities) and in repurchase agreements maturing in more than seven days. (See "Restricted Securities.")


Evergreen Municipal Money Market Fund


     The investment objective of Evergreen Municipal Money Market Fund is to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short-term (i.e., with remaining maturities not exceeding 397 days) debt obligations issued by states, territories and possessions of the U.S. and by the District of Columbia, and their political subdivisions and duly constituted authorities. Such securities are generally known as "Municipal Securities" and are described in greater detail below.


     The Fund will invest in Municipal Securities determined to present minimal credit risk and which are, at the time of acquisition, eligible securities under Rule 2a-7. The Fund will also comply with the diversification requirements and other applicable requirements prescribed by Rule 2a-7. The Fund normally invests at least 80% of its net assets in Municipal Securities, the interest from which is exempt from federal income tax (other than the federal alternative minimum tax ("AMT")).


     The Fund may temporarily invest up to 20% of its net assets in taxable securities under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. The Fund may invest for defensive purposes during periods when its assets available for investment exceed the available Municipal Securities that meet the Fund's quality and other investment criteria. Taxable securities in which the Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings categories by any NRSRO; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.


Evergreen Pennsylvania Municipal Money Market Fund


     The investment objective of the Evergreen Pennsylvania Municipal Money Market Fund is to seek to provide investors with as high a level of current income as is consistent with preservation of capital and providing liquidity.


     To obtain its objective, the Fund invests at least 80% of its net assets in Municipal Securities issued by the Commonwealth of Pennsylvania or its counties, municipalities, authorities or other political subdivisions, and Municipal Securities issued by territories or possessions of the U.S., such as Puerto Rico.

     The Fund will invest in Municipal Securities determined to present minimal credit risk and which are, at the time of acquisition, eligible securities under Rule 2a-7. The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax (other than the AMT) and Pennsylvania income tax.


     The Fund will also comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single issuer. Since the Fund invests primarily in Pennsylvania obligations, its investments will be concentrated in one geographic area. The Fund will not invest in options, financial futures transactions or other similar "derivative" instruments except as otherwise provided herein.


     Ordinarily, up to 20% of the Fund's annual interest income may be subject to Pennsylvania or regular federal income tax. However, at all times under normal market conditions the percentage of the Fund's income and corresponding distributions which is tax-exempt will be very close to 100%. In addition, for temporary defensive purposes, the Fund may invest up to 100% of its total assets in such taxable securities when, in the opinion of the investment adviser, it is advisable to do so because of market conditions. The types of taxable securities in which the Fund may invest are limited to the following money market instruments which have remaining maturities not exceeding 397 days; (i) obligations of the U.S. government, its agencies or instrumentalities; (ii) negotiable certificates of deposit and bankers' acceptances of U.S. banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) domestic and foreign U.S. dollar-denominated commercial paper rated "P-1" by Moody's or "A-1" or "A-1+" by S&P; and (iv) repurchase agreements involving any of the foregoing portfolio securities.


     The Fund may also invest in U.S. dollar-denominated foreign commercial paper. Such investments may involve risks not applicable to domestic obligations. These risks include foreign political or economic instability, difficulties in enforcing a judgment against a foreign issuer should it default, the imposition or tightening of exchange controls and changes in foreign governmental attitudes toward private investment, including the possibility of increased taxation, nationalization or expropriation of Fund assets. Foreign issuers of securities may also be subject to different accounting and disclosure systems, which may affect the type and quality of information available about an issuer. The rating services used by the Fund's investment adviser take these factors into consideration when assigning a rating to a particular security, and therefore the additional risk to the Fund of investing in a foreign security with the same rating as a domestic security is not expected to be significant.


     The Fund does not intend to concentrate its investments in any one industry. However, from time to time, the Fund may invest 25% or more of its total assets in Municipal Securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations so related are (i) obligations, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.



     Because the taxable money market is a broader and more liquid market, and has a greater number of investors, issuers and market makers, than the market for short-term tax-exempt Municipal Securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt Municipal Securities may make it difficult in certain circumstances to dispose of large investments advantageously. In general, tax-exempt Municipal Securities are also subject to credit risks such as the loss of credit ratings or possible default. In addition, an issuer of tax-exempt Municipal Securities may lose its tax-exempt status in the event of a change in the current tax laws.


Risk Factors: Investing in Pennsylvania Municipal Securities. Each investor should consider carefully the special risks inherent in the Fund's investment in Pennsylvania Municipal Securities. Pennsylvania has been historically identified as a heavy industry state although that reputation has recently changed. The industrial composition of Pennsylvania diversified when the coal, steel, and railroad industries began to decline. This diversification was necessary when the traditionally strong industries in Pennsylvania declined as a long-term shift in jobs, investment and workers away from the northeast part of the nation took place. The major new sources of growth are in the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania is highly urbanized, with approximately 50% of the Commonwealth's population contained in the metropolitan areas which include the cities of Philadelphia and Pittsburgh.

     It should be noted that Pennsylvania Municipal Securities may be adversely affected by local political and economic conditions and developments within Pennsylvania. For example, adverse conditions in a significant industry within Pennsylvania may from time to time have a correspondingly adverse effect on specific issuers within Pennsylvania or on anticipated revenue to the Commonwealth itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues. An expanded discussion of the risks associated with the purchase of Pennsylvania issues is contained in the SAI.


Evergreen Treasury Money Market Fund


     The investment objective of Evergreen Treasury Money Market Fund is to maintain stability of principal while earning current income. The Fund will attempt to seek income only to the extent consistent with stability of principal. The Fund will invest in short-term U.S. Treasury obligations with an average dollar-weighted maturity of 90 days or less. The Fund may also enter into repurchase agreements collateralized by the types of securities in which it may invest and obligations the principal and interest of which are backed by the full faith and credit of the U.S. government, provided that the repurchase agreement shall, under normal market conditions, be backed by collateral at least 65% of which is in obligations issued directly by the U.S. Treasury. The Fund may also lend its portfolio securities to qualified institutional investors. As a matter of investment strategy, the Fund's investment adviser intends to maintain a dollar-weighted average maturity for the Fund of 60 days or less. The Fund will comply with Rule 2a-7.


     Evergreen Treasury Money Market Fund is suitable for conservative investors seeking high current yields plus relative safety. The Fund provides a reasonable means of maximizing opportunities and minimizing risks resulting from changing interest rates.


     The short-term U.S. Treasury obligations in which the Fund invests are issued by the U.S. government and are fully guaranteed as to principal and interest by the U.S. Such securities will have a maturity date that is 397 days or less from the date of acquisition unless they are purchased under an agreement that provides for repurchase of the securities from the Fund within 397 days from the date of acquisition. The Fund may also retain Fund assets in cash.


INVESTMENT PRACTICES AND RESTRICTIONS


General. The Funds invest only in securities that have remaining maturities of 397 days (thirteen months) or less at the date of purchase. For this purpose, floating rate or variable rate obligations which are payable on demand, but which may otherwise have a stated maturity in excess of this period, will be deemed to have remaining maturities of less than 397 days pursuant to conditions established by the SEC. The Funds maintain a dollar-weighted average portfolio maturity of 90 days or less. The Funds follow these policies to maintain a stable net asset value of $1.00 per share, although there is no assurance they can do so on a continuing basis. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates.


     The Fund will not invest in any obligations of or loan any of its portfolio securities to FUNB or its affiliates (as defined in the 1940 Act) or any affiliates of the Fund. Subject to the limitations described, the Fund is permitted to invest in obligations of correspondent banks of FUNB (banks with which the FUNB maintains a special bank servicing relationship) which are not affiliates of Evergreen Money Market Trust, its investment adviser or its distributor, but the Fund will not give preference in its investment selections to those obligations.


     After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the investment adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody's or S&P may change as a result of changes by such organizations of their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this prospectus and in the SAI.


     The ability of each Fund to meet its investment objective is necessarily subject to the ability of the issuers of securities in which the Funds invest to meet their payment obligations. In addition, the portfolio of each Fund will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Fund. Investors should recognize that, in periods of declining interest rates, the yield of a Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of a

Fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.


Municipal Securities. Municipal Securities are municipal bonds, notes and commercial paper issued by or for states, territories and possessions of the U.S. including the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligation and revenue bonds. General obligation bonds are used to support the government's general financial needs and are supported by the full faith and credit of the municipality. General obligation bonds are repaid from the issuer's general unrestricted revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Revenue bonds are used to finance public works and certain private facilities. In contrast to general obligation bonds, revenue bonds are repaid only with the revenue generated by the project financed.


     Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.


     Since certain of the Funds invest primarily in Municipal Securities, you should be aware of the risks associated with investing in such securities. The value of municipal bonds tends to go up when interest rates go down and vice versa. An issuer's failure to make such payment due to political development or fiscal mismanagement could affect its ability to make prompt payments of interest and principal. Those events could also affect the market value of the security. Moreover, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by a Fund.


     Opinions relating to the validity of Municipal Securities and to the exclusion of interest thereon from federal and state personal income taxes are rendered by counsel to the respective issuers at the time of issuance. Neither the Funds, Evergreen Money Market Trust, nor the investment adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.


Floating Rate and Variable Rate Obligations. Each Fund, other than Evergreen Treasury Money Market Fund, may invest in certain variable rate and floating rate securities with or without demand features. These variable rate securities do not have fixed interest rates; rather, interest rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less. Certain of these obligations may carry a demand feature that gives the Fund the right to demand repayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. Each Fund currently limits the value of its investments in any floating or variable rate securities which are not readily marketable and in all other not readily marketable securities to 10% of its net assets.


Stand-by Commitments. The Funds may also acquire "stand-by commitments" with respect to Municipal Securities held in their portfolio. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. Failure of the dealer to purchase such Municipal Securities may result in a Fund incurring a loss or missing an opportunity to make an alternative investment. Each Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in each Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Funds will maintain cash or liquid high grade debt obligations in a segregated account with its custodian in an amount equal to such commitments. The Funds will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Funds' investment advisers, present minimal credit risks.

Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government obligations) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Securities Lending. To generate income and offset expenses, each Fund may lend obligations to broker-dealers and other financial institutions. Loans of obligations by a Fund may not exceed 30% of the value of the Fund's total assets. While obligations are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional obligations. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When a Fund lends its obligations, it runs the risk that it may not be able to retrieve the obligations on a timely basis possibly losing the opportunity to sell the obligations at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the obligations may be delayed.

When-Issued Securities. Each Fund, other than Evergreen Money Market Fund, may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuations during this period and no income accrues to the Funds until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Funds rely on the other party to consummate the transaction; if the other party fails to do so, the Funds may be disadvantaged. Evergreen Municipal Money Market Fund does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and Evergreen Treasury Money Market Fund does not expect that such commitments will exceed 20% of its total assets. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of the Funds to dispose of illiquid investments readily or at a reasonable price could impair the Funds' ability to raise cash for redemptions or other purposes.

Restricted Securities. The Funds may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the 1933 Act. Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. The Funds' investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Board of Trustees of Evergreen Money Market Trust. The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Funds' investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks or others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase obligations while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Funds do not intend to leverage except to the extent that they may invest in reverse repurchase agreements as described below.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the obligations it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

Investing in Securities of Other Investment Companies. The Funds may invest in securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions that are set forth in the SAI.

--------------------------------------------------------------------------------
                       ORGANIZATION AND SERVICE PROVIDERS
--------------------------------------------------------------------------------
ORGANIZATION



Fund Structure. Each Fund is an investment pool, which invests shareholders' money toward a specified goal. In technical terms, each Fund is a series of an open-end, management investment company, called Evergreen Money Market Trust (the "Trust"). All Funds except Evergreen Pennsylvania Municipal Money Market Fund are diversified. The Trust is a Delaware business trust organized on September 18, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, each Fund's performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders participate in dividends and distributions from the Funds' assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; the Funds may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to such share.


SERVICE PROVIDERS


Investment Advisers. The investment adviser of Evergreen Money Market Fund and Evergreen Municipal Money Market Fund is Evergreen Asset Management Corp. ("Evergreen Asset"). Evergreen Asset, a subsidiary of First Union Corporation ("First Union"), is located at 2500 Westchester Avenue, Purchase, New York 10577.


     Evergreen Asset manages investments, supervises daily business affairs and provides administrative services for Evergreen Money Market Fund and Evergreen Municipal Money Market Fund. Evergreen Asset is entitled to receive from each Fund an annual fee of 0.50% of average daily net assets up to and including $1,000,000,000 in assets and 0.45% of average daily net assets in excess of $1,000,000,000.


     The Capital Management Group of First Union National Bank ("FUNB") serves as investment adviser to Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund. FUNB is a subsidiary of First Union. Both are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     FUNB manages the investments for and supervises the daily business affairs of Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund. FUNB is entitled to receive from Evergreen Treasury Money Market Fund an annual fee of 0.35% of the Fund's average daily net assets. FUNB is entitled to receive from Evergreen Pennsylvania Municipal Money Market Fund an annual fee equal to 0.40 of 1% of the Fund's average daily net assets up to $500 million, 0.36 of 1% of the next $500 million of assets, 0.32 of 1% of assets in excess of $1 billion but not exceeding $1.5 billion, and 0.28% of 1% of assets in excess of $1.5 billion.


Sub-adviser. Evergreen Asset has entered into sub-advisory agreements with Lieber & Company, an indirect wholly-owned subsidiary of First Union, which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will generally be available for consultation on the portfolios of Evergreen Money Market Fund and Evergreen Municipal Money Market Fund. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Funds for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577.


Administrator. Evergreen Investment Services, Inc. ("EIS"), 200 Berkeley St., Boston, Massachusetts, 02116, serves as administrator to Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:


    .050% of the first $7 billion
    .035% on the next $3 billion
    .030% on the next $5 billion
    .020% on the next $10 billion
    .015% on the next $5 billion and
    .010% on assets in excess of $30 billion


     EIS also provides facilities, equipment and personnel to Evergreen Money Market Fund and Evergreen Municipal Money Market Fund on behalf of Evergreen Asset.


Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts, 02116, acts as the Funds' transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.


Custodian. State Street Bank and Trust Company ("State Street"), P.O. Box 9021, Boston, Massachusetts, 02205-9827, acts as the Funds' custodian.


Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone Investment Management Company ("Keystone"), or their affiliates.


     Eligible investors may purchase Class Y shares of a Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of a Fund by mailing to the Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.


     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. Share certificates are not issued. See the application for more information. Only Class Y shares are offered through this prospectus (see "General Information" -- "Other Classes of Shares").


How the Funds Value Their Shares. The net asset value of Fund shares for purposes of both purchases and redemptions is determined twice daily, at 12 noon (eastern time) and promptly after the regular close of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. eastern time) each business day, i.e., any weekday exclusive of days on which the Exchange or State Street is closed. The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is calculated by taking the sum of the values of a Fund's investments and any cash and other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to each Fund's investment adviser, are accrued daily. The securities in a Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in a Fund's portfolio may vary from the value determined using the amortized cost method.


Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or its investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.


HOW TO REDEEM SHARES


     You may "redeem" (i.e., sell) your Class Y shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.


Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).


Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by sending a signed letter of instruction or stock power form to a Fund, c/o ESC (the registrar, transfer agent and dividend-disbursing agent for each Fund). Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will be either (1) mailed by check to the shareholder at the address in which the account is registered or (2) wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.


     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.


     Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.


Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.


General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90-day period for any one shareholder.


EXCHANGE PRIVILEGE


How to Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same class in other Evergreen funds through your financial intermediary, by calling or writing to ESC, or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.


     Each of the Evergreen funds has different investment objectives and policies. For more complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.


Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.


Exchanges By Telephone And Mail. Exchange requests received by a Fund after 4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.


SHAREHOLDER SERVICES


     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.


Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.


Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.


Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan (the "Withdrawal Plan") by filling out the appropriate part of the application. Under this Withdrawal Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.00% per month or 3.00% per quarter of the total net asset value of the Fund shares in your account when the Withdrawal Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.


Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.


Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.


     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (i) the dollar amount of each monthly or quarterly investment you wish to make, and
(ii) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Class Y Class of Evergreen fund shares you own automatically invested to purchase the same Class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.


Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.


EFFECT OF BANKING LAWS


     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset and FUNB are subject to and in compliance with the aforementioned laws and regulations.


     Changes to applicable laws and regulations or future judicial or administrative decisions could result in Evergreen Asset or FUNB being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If Evergreen Asset or FUNB were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES



     The Funds declare substantially all of their net income as dividends on each business day. Such dividends are paid monthly. Net investment income, for dividend purposes, includes accrued interest and any market discount or premium that day, less the estimated expenses of a Fund. Gains or losses realized upon the sale of portfolio securities are not included in net investment income, but are reflected in the net asset value of a Fund's shares. Distributions of any net realized capital gains will be made annually or more frequently. The amount of dividends may fluctuate from day to day, and the dividend may be omitted on a day where Fund expenses exceed investment income. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter will be treated as paid in the immediately preceding December.


     Dividends will be automatically reinvested in full and fractional shares of a Fund on the last business day of each month. However, shareholders who so inform the transfer agent in writing may have their dividends paid out in cash monthly. Shareholders who invest by check will be credited with a dividend on the business day following initial investment. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (eastern time). Shares purchased by qualified institutions via telephone as described in "How to Purchase Shares" will receive the dividend declared on that day if the telephone order is placed by 12 noon (eastern time), and federal funds are received by 4:00 p.m. (eastern time). All other wire purchases received after 12 noon (eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions by check and where proceeds are wired the same day. (See "How to Redeem Shares.")

     Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that each Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. The excise tax generally does not apply to the tax-exempt income of a regulated investment company (such as Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund) that pays exempt- interest dividends. Except as noted below with respect to Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund, most shareholders of the Funds normally will have to pay federal income taxes and any state or local taxes on the dividends and distributions they receive from a Fund.


     Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of these Funds from their gross income for federal income tax purposes. However, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the federal corporate alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax-exempt or taxable obligations) are taxable as ordinary income, even though received in additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income.


     Following the end of each calendar year, every shareholder of the Funds will be sent applicable tax information and information regarding the dividends and capital gains distributions made during the calendar year. Under current law, the highest federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Since the Funds' gross income is ordinarily expected to be interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.


     Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.


GENERAL INFORMATION


Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.


Other Classes of Shares. Evergreen Money Market Fund offers four Classes of shares: Class A, Class B, Class C and Class Y. Evergreen Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund and Evergreen Treasury Money Market Fund each offer two classes of shares, Class A and Class Y. Class A, Class B and Class C shares are offered through separate prospectuses. Investors should call the telephone number on the front page of this prospectus to obtain more information on other classes of shares. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.


Performance Information. From time to time, a Fund may quote its yield in advertisements, reports or other communications to shareholders. Yield is computed separately for each class of shares. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of a Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of a Fund's yields for any future period.

     The method of calculating each Fund's yield is set forth in the SAI. Before investing in the Evergreen Municipal Money Market Fund or the Evergreen Pennsylvania Municipal Money Market Fund, the investor may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:


     6% Tax-Free Yield /(1 - .36 Tax Rate) = 6/.64 = 9.38% Taxable Yield.


     In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of a Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.


     Comparative performance information may also be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.


     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided to Evergreen fund shareholders.


Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisers and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisers are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

Investment Adviser
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase,
  New York 10577
     Evergreen Money Market Fund, Evergreen Municipal Money Market Fund


Capital Management Group of First Union National Bank, 201 South College
  Street, Charlotte, North Carolina 28288-0630
     Evergreen Treasury Money Market Fund, Evergreen Pennsylvania Municipal
       Money Market Fund


Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827



Transfer Agent
Evergreen Service Company, 200 Berkeley St., Boston, Massachusetts, 02116


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036



Independent Accountants/Auditors
Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
     Evergreen Money Market Fund, Evergreen Municipal Money Market Fund


KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110
     Evergreen Treasury Money Market Fund, Evergreen Pennsylvania Municipal
       Money Market Fund


Distributor
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019


69239

                          EVERGREEN MONEY MARKET TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                          EVERGREEN MONEY MARKET TRUST

                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (800) 633-2700

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 1, 1998

                   EVERGREEN MONEY MARKET FUND ("MONEY FUND")
            EVERGREEN MUNICIPAL MONEY MARKET FUND ("MUNICIPAL FUND") EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND ("PENNSYLVANIA FUND")
             EVERGREEN TREASURY MONEY MARKET FUND ("TREASURY FUND")
                     (EACH A "FUND"; TOGETHER, THE "FUNDS")


  EACH FUND IS A SERIES OF AN OPEN-END MANAGEMENT INVESTMENT COMPANY KNOWN AS
                  EVERGREEN MONEY MARKET TRUST (THE "TRUST").



         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the prospectuses dated June 1, 1998 for the Fund in which you are making or contemplating an investment. The Funds are offered through two separate prospectuses: one offering Class A shares of each Fund and Class B and Class C shares of Evergreen Money Market Fund and one offering Class Y shares of each Fund. You may obtain any of these prospectuses from Evergreen Distributor, Inc.








                                                       22814

                                                 TABLE OF CONTENTS

FUND INVESTMENTS......................................................3
         General Information..........................................3
         Fundamental Policies.........................................5
         Investment Guidelines........................................6
MANAGEMENT OF THE TRUST...............................................7
PRINCIPAL HOLDERS OF FUND SHARES.....................................10
INVESTMENT ADVISORY AND OTHER SERVICES...............................13
         Investment Advisers.........................................13
         Investment Advisory Agreements..............................13
         Distributor.................................................14
         Distribution Plans and Agreements...........................14
         Additional Service Providers................................15
BROKERAGE............................................................16
         Selection of Brokers........................................16
         Brokerage Commissions.......................................16
         General Brokerage Policies..................................17
TRUST ORGANIZATION...................................................17
         Form of Organization........................................17
         Description of Shares.......................................17
         Voting Rights...............................................17
         Limitation of Trustees' Liability...........................18
PURCHASE, REDEMPTION AND PRICING OF SHARES...........................18
         How the Funds Offer Shares to the Public....................18
         Purchase Alternatives.......................................18
         Contingent Deferred Sales Charge............................19
         Waiver of CDSCs.............................................19
         Exchanges...................................................20
         Calculation of Net Asset Value Per Share ("NAV")............20
         Valuation of Portfolio Securities...........................20
         Shareholder Services........................................21
PRINCIPAL UNDERWRITER................................................21
ADDITIONAL TAX INFORMATION...........................................22
         Requirements for Qualification as a Regulated
                Investment Company...................................22
         Taxes on the Sale or Exchange of Fund Shares................22
         Taxes on Distributions......................................23
         Special Tax Considerations for Municipal Fund and
                Pennsylvania Fund....................................23
         Other Tax Considerations....................................24
EXPENSES.............................................................24
         Advisory Fees...............................................25
         Distribution Fees...........................................26
         Brokerage Commissions.......................................26
PERFORMANCE..........................................................26
         Current, Effective and Tax-Equivalent Yields................26
ADDITIONAL INFORMATION...............................................28
FINANCIAL STATEMENTS.................................................28
APPENDIX A...........................................................A-1
APPENDIX B...........................................................B-1



                                                       22814
                                                         2

                                FUND INVESTMENTS

GENERAL INFORMATION

         The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth in each Fund's prospectus. The following expands upon the discussion in the prospectuses regarding certain investments of the Funds.

Municipal Securities (Municipal Fund, Pennsylvania Fund)

         The Fund will invest in municipal securities determined to present minimal credit risk and which are, at the time of acquisition, eligible securities pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund will also comply with the diversification requirements prescribed by Rule 2a-7. The Fund, under normal circumstances, invests its assets so that at least 80% of its annual interest income is exempt from federal income tax other than the alternative minimum tax.

         For the purpose of certain requirements under the 1940 Act and each Fund's various investment restrictions, identification of the "issuer" of a municipal security depends on the terms and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government which created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security and would be treated as an issue of the government or other agency.

         Municipal bonds may be categorized as "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source, but not by the general taxing power. Industrial development bonds are, in most cases, revenue bonds and do not generally carry the pledge of the credit of the issuing municipality or public authority.

Municipal Notes

         Municipal notes include, but are not limited to, tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and project notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenue are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. government.

Municipal Commercial Paper

         Municipal commercial paper is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. It is paid from the general revenues of the issuer or refinanced with additional issuances of commercial paper or long-term debt.


22814
                                                         3

Municipal Leases

         Municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. These types of municipal leases may be considered illiquid and subject to the 10% limitation on investments in illiquid securities set forth under "Investment Guidelines" contained herein. The Board of Trustees of the Trust under which each Fund operates may adopt guidelines and delegate to the Adviser (as defined below) the daily function of determining and monitoring the liquidity of municipal leases. In making such determination, the Board and the Adviser may consider such factors as the frequency of trades for the obligations, the number of dealers willing to purchase or sell the obligations, the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any municipal leases are illiquid, such leases will be subject to the 10% limitation on investments in illiquid securities.

         For purposes of diversification under the 1940 Act, the identification of the issuer of municipal obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

         As described in each Fund's prospectus, each Fund may, under limited circumstances, elect to invest in certain taxable securities and repurchase agreements with respect to those securities. A Fund will enter into repurchase agreements only with broker-dealers, domestic banks or recognized financial institutions which, in the opinion of the Fund's Adviser, present minimal credit risks. In the event of default by the seller under a repurchase agreement, a Fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. The Fund's Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the agreed upon repurchase price. Repurchase agreements may be considered to be loans under the 1940 Act, collateralized by the underlying securities.

Securities With Put Rights (Or "Stand-by Commitments")

         When a Fund purchases municipal obligations it may obtain the right to resell them, or "put" them, to the seller (a broker-dealer or bank) at an agreed-upon price within a specific period prior to

22814
                                                         4
their maturity date. The Fund does not limit the percentage of its assets that may be invested in securities with put rights.

         The amount payable to a Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Absent unusual circumstances, each Fund values the underlying securities at their amortized cost. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.

FUNDAMENTAL POLICIES

         The Funds have adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of each Fund's outstanding shares, as defined in the 1940 Act. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

Diversification

        Each Fund,  except  Pennsylvania Fund which is  nondiversified,  may not
make  any  investment  that  is  inconsistent  with  its   classification  as  a
diversified investment company under the 1940 Act.

Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in a particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities or, in the case of Money Fund, domestic bank money instruments).

Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.



22814
                                                         5

Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law, and without registering as a commodity pool operator under the Commodity Exchange Act.

Loans to Other Persons

         Each Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

Federally Tax Exempt Securities

          Municipal Fund and Pennsylvania Fund will, during periods of normal market conditions, invest their assets in accordance with applicable guidelines issued by the Securities and Exchange Commission ("SEC") or its staff concerning investment in tax-exempt securities for funds with the words "tax-exempt," "tax-free," or "municipal" in their names.

INVESTMENT GUIDELINES

         Unlike the Fundamental Policies above, to the extent permitted by law, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

Diversification

         To remain classified as a diversified investment company under the 1940 Act, each Fund, except Pennsylvania Fund, must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         As a nondiversified investment company, Pennsylvania Fund is not subject to the limitations imposed on diversified investment companies under the 1940 Act, but it must meet other diversification requirements as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under the Code, a RIC is permitted to invest 50% of its total assets in two issuers (i.e., 25% each); the remaining 50% of its total assets must be diversified according to the 5% and 10% limits described above.

Borrowings

         Each Fund may borrow money from banks or enter into reverse repurchase agreements in an amount up to one third of its total assets. Each Fund may also borrow an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes. Each Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. Each Fund may obtain such

22814
                                                         6
short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin to the extent permitted by applicable law.

Concentration

         For purposes of the investment restriction on concentration, the phrase "securities of issuers primarily engaged in any particular industry" includes industrial development bonds from the same facility or similar types of facilities. Otherwise, each Fund may invest more than 25% of its assets in industrial development bonds. Also, governmental issuers are not considered to be members of an industry for concentration purposes.

Illiquid And Restricted Securities

         Each Fund may not invest more than 10% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         Each Fund, except for Treasury Fund, may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 allows certain restricted securities to be traded freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not: (1) own more than 3% of the outstanding voting stock of another investment company; (2) invest more than 5% of its assets in any single investment company; and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

Short Sales

         Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is a participant.


                             MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and

22814
                                                         7
some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex, other than Evergreen Variable Trust of which Messrs. Howell, Salton and Scofield are the only Trustees.

NAME                                     POSITION WITH TRUST              PRINCIPAL OCCUPATION FOR LAST FIVE YEARS
LAURENCE B. ASHKIN                       TRUSTEE                          REAL ESTATE DEVELOPER AND CONSTRUCTION
(DOB: 2/2/28)                                                             CONSULTANT; AND PRESIDENT OF CENTRUM EQUITIES
                                                                          AND CENTRUM PROPERTIES, INC.

CHARLES A. AUSTIN III                    TRUSTEE                          INVESTMENT COUNSELOR TO APPLETON PARTNERS,
(DOB: 10/23/34)                                                           INC.; AND FORMER MANAGING DIRECTOR, SEAWARD
                                                                          MANAGEMENT CORPORATION (INVESTMENT ADVICE).

K. DUN GIFFORD                           TRUSTEE                          TRUSTEE, TREASURER AND CHAIRMAN OF THE FINANCE
 (DOB: 10/12/38)                                                          COMMITTEE, CAMBRIDGE COLLEGE; CHAIRMAN
                                                                          EMERITUS AND DIRECTOR, AMERICAN INSTITUTE OF
                                                                          FOOD AND WINE; CHAIRMAN AND PRESIDENT, OLDWAYS
                                                                          PRESERVATION AND EXCHANGE TRUST (EDUCATION);
                                                                          FORMER CHAIRMAN OF THE BOARD, DIRECTOR, AND
                                                                          EXECUTIVE VICE PRESIDENT, THE LONDON HARNESS
                                                                          COMPANY; FORMER MANAGING PARTNER, ROSCOMMON
                                                                          CAPITAL CORP.; FORMER CHIEF EXECUTIVE OFFICER,
                                                                          GIFFORD GIFTS OF FINE FOODS; FORMER CHAIRMAN,
                                                                          GIFFORD, DRESCHER & ASSOCIATES (ENVIRONMENTAL
                                                                          CONSULTING); AND FORMER DIRECTOR, KEYSTONE
                                                                          INVESTMENTS, INC.

JAMES S. HOWELL                          CHAIRMAN OF THE BOARD            FORMER CHAIRMAN OF THE DISTRIBUTION
(DOB: 8/13/24)                           OF TRUSTEES                      FOUNDATION FOR THE CAROLINAS; AND FORMER VICE
                                                                          PRESIDENT OF LANCE INC. (FOOD MANUFACTURING).

LEROY KEITH, JR.                         TRUSTEE                          CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE
(DOB: 2/14/29)                                                            OFFICER, CARSON PRODUCTS COMPANY; DIRECTOR
                                                                          OF PHOENIX TOTAL RETURN FUND AND EQUIFAX
                                                                          INC.; TRUSTEE OF PHOENIX SERIES FUND, PHOENIX
                                                                          MULTI-PORTFOLIO FUND, AND THE PHOENIX BIG
                                                                          EDGE SERIES FUND; AND FORMER PRESIDENT,
                                                                          MOREHOUSE COLLEGE.

GERALD M. MCDONNELL                      TRUSTEE                          SALES REPRESENTATIVE WITH NUCOR-YAMOTO, INC.
(DOB: 7/14/39)                                                            (STEEL PRODUCER)

THOMAS L. MCVERRY                        TRUSTEE                          FORMER VICE PRESIDENT AND DIRECTOR OF REXHAM
(DOB: 8/2/39)                                                             CORPORATION; AND FORMER DIRECTOR OF CAROLINA
                                                                          COOPERATIVE FEDERAL CREDIT UNION.

WILLIAM WALT PETTIT                      TRUSTEE                          PARTNER IN THE LAW FIRM OF WILLIAM WALT PETTIT,
(DOB: 8/26/55)                                                            P.A.


22814
                                                         8




NAME                                     POSITION WITH TRUST              PRINCIPAL OCCUPATION FOR LAST FIVE YEARS

DAVID M. RICHARDSON                      TRUSTEE                          VICE CHAIR AND FORMER EXECUTIVE VICE
(DOB: 9/14/41)                                                            PRESIDENT, DHR INTERNATIONAL, INC. (EXECUTIVE
                                                                          RECRUITMENT); FORMER SENIOR VICE PRESIDENT,
                                                                          BOYDEN INTERNATIONAL INC. (EXECUTIVE
                                                                          RECRUITMENT); AND DIRECTOR, COMMERCE AND
                                                                          INDUSTRY ASSOCIATION OF NEW JERSEY, 411
                                                                          INTERNATIONAL, INC., AND J&M CUMMING PAPER
                                                                          CO.

RUSSELL A. SALTON, III MD                TRUSTEE                          MEDICAL DIRECTOR, U.S. HEALTH CARE/AETNA
(DOB: 6/2/47)                                                             HEALTH SERVICES; FORMER MANAGED HEALTH CARE
                                                                          CONSULTANT; AND FORMER PRESIDENT, PRIMARY
                                                                          PHYSICIAN CARE.

MICHAEL S. SCOFIELD                      TRUSTEE                          ATTORNEY, LAW OFFICES OF MICHAEL S. SCOFIELD.
(DOB: 2/20/43)

RICHARD J. SHIMA                         TRUSTEE                          FORMER CHAIRMAN, ENVIRONMENTAL WARRANTY, INC.
(DOB: 8/11/39)                                                            (INSURANCE AGENCY); EXECUTIVE CONSULTANT,
                                                                          DRAKE BEAM MORIN, INC. (EXECUTIVE
                                                                          OUTPLACEMENT); DIRECTOR OF CONNECTICUT NATURAL
                                                                          GAS CORPORATION, HARTFORD HOSPITAL, OLD STATE
                                                                          HOUSE ASSOCIATION, MIDDLESEX MUTUAL ASSURANCE
                                                                          COMPANY, AND ENHANCE FINANCIAL SERVICES, INC.;
                                                                          CHAIRMAN, BOARD OF TRUSTEES, HARTFORD GRADUATE
                                                                          CENTER; TRUSTEE, GREATER HARTFORD YMCA; FORMER
                                                                          DIRECTOR, VICE CHAIRMAN AND CHIEF INVESTMENT
                                                                          OFFICER, THE TRAVELERS CORPORATION; FORMER
                                                                          TRUSTEE, KINGSWOOD-OXFORD SCHOOL; AND FORMER
                                                                          MANAGING DIRECTOR AND CONSULTANT, RUSSELL
                                                                          MILLER, INC.


WILLIAM J. TOMKO*                        PRESIDENT AND TREASURER          SENIOR VICE PRESIDENT AND OPERATIONS
(DOB: 8/30/58)                                                            EXECUTIVE, BISYS FUND SERVICES.

NIMISH S. BHATT*                         VICE PRESIDENT AND               VICE PRESIDENT, TAX, BISYS FUND SERVICES;
(DOB: 6/6/63)                            ASSISTANT TREASURER              FORMER ASSISTANT VICE PRESIDENT, EVERGREEN
                                                                          ASSET MANAGEMENT CORP./FIRST UNION BANK;
                                                                          FORMER SENIOR TAX CONSULTANT/ACTING
                                                                          MANAGER, INVESTMENT COMPANIES GROUP, PRICE
                                                                          WATERHOUSE LLP, NEW YORK.

BRYAN HAFT*                              VICE PRESIDENT                   TEAM LEADER, FUND ADMINISTRATION, BISYS
(DOB: 1/23/65)                                                            FUND SERVICES.

D'RAY MOORE*                             SECRETARY                        SENIOR VICE PRESIDENT AND OPERATIONS
(DOB: 3/30/59)                                                            EXECUTIVE, BISYS FUND SERVICES.

*ADDRESS: BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO 43219-8001


22814
                                                         9

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding Class A, Class B, Class C or Class Y shares, as applicable, of any Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a Class of a Fund's outstanding shares as of April 30, 1998.


MONEY FUND / CLASS A
FUNB                                    74.229%
Attn: Cap Finance Gl
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union Brokerage Services          9.649%
Money Market Omnibus Account
CP 13-NC1167
301 S. College St.
Charlotte, NC 28202-6000

MONEY FUND / CLASS B
None

MONEY FUND / CLASS C
State Street Bk and Tr Co Cust          9.240%
Rollover IRA FBO
Mark Loveland
2701 Westheimer Rd. #12H
Houston, TX 77098-1238

State Street BK & Tr Co Cust            7.693%
Mark S. Matlock MD
2817 Mc Clelland Blvd #125
Joplin, MO 64804-1630

Susanna L. Moran                        6.712%
126 E. Wing St. #326
Arlington Hts., IL 60004-6064

Sue K. Isbell                           6.132%
2226 Potomac #1
Houston, TX 77057-2941

Jack Douglas Perry                      5.322%
Asset Mgmt. Account
13806 Boudreaux Estates Dr.
Tomball, TX 77275-7212

MONEY FUND / CLASS Y
First Union National Bank               47.888%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Flr
Charlotte, NC 29202-1911

Pitcairn Trust Company                   13.090%
One Pitcairn Place
Jenkintown, PA 19046-3531

MUNICIPAL FUND / CLASS A
FUNB                                    79.108%
Attn: Cap Finance Gl
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union Brokerage Services          11.214%
Money Market Omnibus Account
CP13-NC1167
301 S. College St.
Charlotte, NC 28202-6000

MUNICIPAL FUND / CLASS Y
First Union National Bank               15.581%
Trust Accounts
Attn: Ginny Batten
11th Fl CMG-151
301 S. Tryon St.
Charlotte, NC 28288

Pitcairn Trust Company                  12.857%
One Pitcairn Place
Jenkintown, PA 19046-3531

Evergreen Tax-Exempt Money              7.032%
Market "Y" Shr Fund Reinvest A/C
C/O FUNB For Customers
One First Union Center
301 South College St.
Charlotte, NC 28202-6000

TREASURY FUND / CLASS A
FUNB                                    64.611%
Attn: Cap Finance Gl
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank               20.890%
Trust Accounts
Attn: Ginny Batten
11th Fl CMG-151
301 S. Tryon St.
Charlotte, NC 28202-1910

First Union Brokerage Services          5.248%
Money Market Omnibus Account
CP13-NC1167
301 S. College St.
Charlotte, NC 28202-6000

TREASURY FUND / CLASS Y
First Union National Bank               89.307%
Trust Accounts
Attn: Ginny Batten
11th Fl CMG-151
301 S. Tryon St.
Charlotte, NC 28202-1910

Evergreen Money Market                  7.625%
"Y" Fund Reinvest A/C
C/O FUNB For Customers
One First Union Center
301 South College St.
Charlotte, NC 28202-6000

PENNSYLVANIA FUND / CLASS A
FUNB                                    90.137%
Attn: Cap Finance Gl
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union Brokerage Services          8.393%
Money Market Omnibus Account
CP13-NC1167
301 S. College St.
Charlotte, NC 28202-6000

PENNSYLVANIA FUND / CLASS Y
First Union National Bank               89.307%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd flr.
Charlotte, NC 28202-1911

Agnes C. Kim                            7.846%
760 Conshohocken State Rd.
Gladwyne, PA 19035-1416

Johnathan B. Detwiler                   7.761%
P.O. Box 69
Phoenixville, PA 19460-0069

First Union Brokerage Services          6.123%
Money Market Omnibus Account
CP13-NC1167
301 S. College St.
Charlotte, NC 28202-6000

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS

         The investment adviser to each Fund (the "Adviser") is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. Each Adviser is supervised by the Board of Trustees.

         The Adviser to Treasury Fund and Pennsylvania Fund is the Capital Management Group of First Union National Bank ("FUNB"), 201 South College Street, Charlotte, North Carolina 28288-0630. FUNB is entitled to receive from Treasury Fund an annual fee of 0.35% of the Fund's average daily net assets. FUNB is entitled to receive from Pennsylvania Fund an annual fee of 0.40% of the Fund's average daily net assets up to $500 million, 0.36% of the next $500 million of assets, 0.32% of assets in excess of $1 billion but not exceeding $1.5 billion, and 0.28% of assets in excess of $1.5 billion.

         The Adviser to Money Fund and Municipal Fund is Evergreen Asset Management Corp. ("Evergreen Asset"), 2500 Westchester Avenue, Purchase, New York 10577. Each Fund pays the Adviser a fee based on a percentage of each Fund's average daily net assets on an annual basis. The fee is 0.50% of the first $1 billion and 0.45% of amounts over $1 billion. Under an agreement with the Adviser, Lieber & Company serves as subadviser to Money Fund and Municipal Fund at no additional cost to either Fund. Lieber and Company, a subsidiary of First Union, is located at 2500 Westchester Avenue, Purchase, New York 10577.

INVESTMENT ADVISORY AGREEMENTS

         On behalf of each of its Funds, the Trust has entered into an investment advisory agreement with each Adviser (the "Advisory Agreements"). Under the Advisory Agreements, and subject to the supervision of the Trust's Board of Trustees, each Adviser furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to: (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not interested persons of a Fund, as defined in the 1940 Act); (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes;
(7) costs and expenses under the Distribution Plan (as applicable); (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the SEC or under state or other securities laws;
(11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of such Fund.

        Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory

Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 under the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an investment adviser. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an investment adviser. The Funds may engage in such transactions if they are equitable to each participant and consistent with each participant's investment objective.

DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125 West 55th Street, New York, NY 10019.

DISTRIBUTION PLANS AND AGREEMENTS

         Distribution fees are accrued daily and paid monthly on Class A shares of each Fund, and Class B and Class C shares of Money Fund. The fees are charged as Class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge after the first year following the month of purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on Class B shares and Class C shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to its Class A shares, as well as Class B and Class C shares in the case of Money Fund (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

           Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that Class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A shares, as well as Class B and Class C shares in the case of Money Fund. The Plans are designed to
(i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of such Class A, Class B, and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of such Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding such Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares, as applicable.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the Independent Trustees, or
(ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

ADDITIONAL SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Treasury Fund and Pennsylvania Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The fee paid to EIS is calculated in accordance with the following schedule: 0.050% on the first $7 billion; 0.035% on the next $3 billion; 0.030% on the next $5 billion; 0.020% on the next $10 billion; 0.015% on the next $5 billion and 0.010% on assets in excess of $30 billion.

         EIS also provides facilities, equipment and personnel to Money Fund and Municipal Fund on behalf of Evergreen Asset.

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Auditors/Accountants

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of Treasury Fund and Pennsylvania Fund.

         Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, audits the financial statements of Money Fund and Municipal Fund.

Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is P.O. Box 9021, Boston, Massachusetts 02205-9827.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                                    BROKERAGE

SELECTION OF BROKERS

         In effecting transactions in portfolio securities for each Fund, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided each Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.

BROKERAGE COMMISSIONS

         Each Fund expects to buy and sell its fixed-income securities through principal transactions, that is, directly from the issuer or from an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

GENERAL BROKERAGE POLICIES

         The Adviser makes investment decisions for each Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of a Fund's securities, each Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

        The Board of Trustees periodically reviews each Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.


                               TRUST ORGANIZATION

FORM OF ORGANIZATION

        Each Fund is a series of an open-end management investment company, known as Evergreen Money Market Trust (the "Trust"). The Trust was formed as a Delaware business trust on September 18, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and Classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or Class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or Class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one Class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any Class of shares without the approval of a majority of the votes applicable to the shares of that Class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

          After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

         You may buy shares of a Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. Each Fund offers two Classes of shares, except Money Fund which offers four Classes, that differ primarily with respect to sales charges and distribution fees. Depending upon the Class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

PURCHASE ALTERNATIVES

        Class A Shares

         Each Fund offers Class A shares at net asset value without an initial sales charge. However, certain broker-dealers and other financial institutions may impose a fee in connection with Class A purchases of the Funds.

         Class B Shares

          Money Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of purchase, in accordance with the following schedule:

  REDEMPTION TIMING                                                    CDSC RATE
  Month of purchase and the first twelve-month period following the month of purchase...........................................5.00%
  Second twelve-month period following the month of purchase...............4.00%
  Third twelve-month period following the month of purchase................3.00%
  Fourth twelve-month period following the month of purchase...............3.00%
  Fifth twelve-month period following the month of purchase................2.00%
  Sixth twelve-month period following the month of purchase................1.00%
  Thereafter...............................................................0.00%

Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without the imposition of a front-end sales charge or exchange fee. (Holders of Class B share certificates must return their certificates to ESC to effect such a conversion.)

         Class C Shares

          Money Fund offers Class C shares only through broker-dealers who have entered into special distribution agreements with the Distributor. Class C shares are offered at net asset value without an initial sales charge. With certain exceptions, however, a CDSC of 1.00% will be charged on shares you redeem within 12 months after the month of purchase. (See "Contingent Deferred Sales Charge" below.)

         Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of CMG, Evergreen Asset or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

          Money Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its Class B and Class C shares (see "Distribution Plans and Agreements"). If imposed, the CDSC is deducted from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.

WAIVER OF CDSCs

         Money Fund does not impose a CDSC when you redeem Class B and Class C shares which represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the

                  Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 591/2 years old;

         6. shares in an account that the Fund has closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of return of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

EXCHANGES

         Investors may exchange shares of a Fund for shares of the same Class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

      Each Fund computes its NAV twice daily on Monday through Friday, as described in the prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that Class by all of the shares issued for that Class.

VALUATION OF PORTFOLIO SECURITIES

       The securities in a Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is intially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing rates. As a result, the market value of the obligations in a Fund's portfolio may vary from the value determined using the amortized cost method. Securities which are not rated are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Other assets and securities for which no quotations are readily available are valued at the fair value as determined in good faith by the Trustees.

SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                              PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each Class of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each Class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

        The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its assignment, as defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to a RIC under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (ii) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months (this requirement is repealed for Fund fiscal years beginning after August 5, 1997); and (iii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of a Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder may realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Also, a shareholder must treat as long-term capital gains or losses any capital gains or losses on Fund shares held for more than one year. Capital gain on assets held for more than eighteen months is generally subject to a maximum federal income tax rate of 20% for an individual. The maximum capital gains tax rate for capital assets held by an individual for more than twelve months but not more than eighteen months is generally 28%. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt-interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

        Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any). Since none of a Fund's income will consist of corporate dividends, no distributions will qualify for the 70% corporate dividends received deduction.

         From time to time, each Fund will distribute the excess of its net long-term capital gains over its short-term capital losses to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Each Fund will inform its shareholders of the portion if any of a long-term capital gain distribution which is subject to tax at the maximum 28% rate and the portion if any of a long-term capital gain distribution which is subject to tax at the maximum 20% rate. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

SPECIAL TAX CONSIDERATIONS FOR MUNICIPAL FUND AND PENNSYLVANIA FUND

          Each Fund expects that substantially all of its dividends will be "exempt-interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt-interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt-interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt-interest dividend amount.

         Any shareholder of a Fund who may be a "substantial user" of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax adviser concerning his qualification to receive exempt-interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, a Fund's exempt-interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt-interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

       Under particularly unusual circumstances, such as when a Fund is in a prolonged defensive investment position, it is possible that no portion of a Fund's distributions of income to its shareholders for a fiscal year would be exempt from federal income tax. The Funds do not presently anticipate, however, that such unusual circumstances will occur.

         Each Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. Each Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his or her shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt-interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt-interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt-interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

OTHER TAX CONSIDERATIONS

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax-exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    EXPENSES

Trustee Compensation

         Listed below is the compensation paid to Trustees for the fiscal year ended January 31, 1998.


                                                         COMPENSATION FROM TRUST
TRUSTEE                    COMPENSATION FROM TRUST       AND FUND COMPLEX

Laurence B. Ashkin         $   8,096.00                   $ 75,667.00
Charles A. Austin III      $     879.00                   $ 46,385.00
K. Dun Gifford             $     839.00                   $ 42,277.00

James S. Howell            $  21,159.00                    $117,523.00
Leroy Keith Jr.            $     839.00                    $ 42,277.00
Gerald M. McDonnell        $  17,972.00                    $103,067.00
Thomas L. McVerry          $  18,796.00                    $104,705.00
William Walt Pettit        $  17,899.00                    $100,303.00
David M. Richardson        $     839.00                    $ 45,969.00
Russell A. Salton, III     $  18,275.00                    $105,497.00
Michael S. Scofield        $ 18,403 .00                    $ 70,079.00
Richard J. Shima           $   9,740.00                    $70,079.00

ADVISORY FEES

         The table below shows amounts the Adviser was entitled to receive from each Fund as well as the amounts waived by the Advisers for the fiscal year or period indicated. For more information, see "Investment Advisory and Other Services."


                                               ADVISORY FEES    WAIVERS
=============================================  ================ =============
FIVE MONTHS ENDED JAN. 31, 1998
---------------------------------------------  ================ =============
Money Fund                                     $6,801,389       $0
Municipal Fund                                 $2,155,943       $0
Pennsylvania Fund                              $111,425         $17,363
Treasury Fund                                  $4,446,822       $0
---------------------------------------------
FISCAL YEAR ENDED AUG. 31, 1997
---------------------------------------------  -------------------------------
Money Fund                                     $13,092,396      $1,482,584
Municipal Fund                                 $5,695,367       $183,559
Pennsylvania Fund                              $275,516         $62,049
Treasury Fund                                  $10,831,288      $132,244
---------------------------------------------  ---------------- -------------
FISCAL YEAR ENDED AUG. 31, 1996
---------------------------------------------- ------------------------------
Money Fund                                     $8,346,173       $2,427,423
Municipal Fund                                 $5,540,924       $1,243,131
Pennsylvania Fund (1)                          $148,591         $79,856
Treasury Fund                                  $8,857,503       $2,109,068
=============================================  ================ =============

(1) For fiscal period March 1 to August 31, 1996.

DISTRIBUTION FEES

         Pursuant to each Fund's Distribution Plan, the following amounts were deducted from the net assets of each Fund's shares for the fiscal period ended January 31, 1998. For more information, see "Distribution Plans and Agreements."


DISTRIBUTION FEES
===========================================================================
                     CLASS A        CLASS B     CLASS C       CLASS K (1)
-------------------- -------------- ----------- ------------- -------------
Money Fund           $3,594,206     $88,649     $15,098       $244
Municipal Fund       $833,863       N/A         N/A           N/A
Pennsylvania Fund    $43,990 (a)    N/A         N/A           N/A
Treasury Fund        $3,142,342     N/A         N/A           N/A
--------------------

(1) Class K shares no longer offered as of January 16, 1998.

 (a) Of this amount, $29,326 was waived by the Distributor.

BROKERAGE COMMISSIONS

         The Funds paid no brokerage commissions during the fiscal year or period ended January 31, 1998, August 31, 1997 and August 31, 1996.


                                   PERFORMANCE

CURRENT, EFFECTIVE AND TAX-EQUIVALENT YIELDS

         Each Fund may quote a "current yield" or "effective yield" from time to time. The current yield is an annualized yield based on the actual total return for a seven-day period. The effective yield is an annualized yield based on a compounding of the current yield. These yields are each computed by first determining the net change in account value for a hypothetical account having a share balance of one share at the beginning of a seven-day period (shown as "beginning account value" in the formula below), excluding capital changes. The net change in account value will generally equal the total dividends declared with respect to the account. The yields are then computed as follows:

         Current Yield = BEGINNING ACCOUNT VALUE X 365/7

         Effective Yield = [(1 + TOTAL DIVIDEND FOR 7 DAYS) 365/7]-1

         Yield fluctuations may reflect changes in a Fund's net investment income. Portfolio changes resulting from net purchases or net redemptions of the Fund's shares may also affect the yield. Accordingly, a Fund's yield may vary from day to day. The yield stated for a particular past period is not necessarily representative of its future yield. Since each Fund uses the amortized cost method of net asset value computation, it does not anticipate any change in yield resulting from unrealized gains or losses or unrealized appreciation or depreciation not reflected in the yield computation, or change in net asset value during the period used for computing yield. If any of these conditions should occur, yield quotations would be suspended. A Fund's yield is not guaranteed, and the principal is not insured.

         Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of (1) the kind and quality of the instruments a Fund holds, (2) portfolio maturity, (3) operating expenses and (4) market conditions.

         In periods of declining interest rates, yields will tend to be somewhat higher than prevailing market rates. In periods of rising interest rates, yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         For Municipal Fund and Pennsylvania Fund, a tax-equivalent yield is calculated, reflecting the rate an investor would need to earn from a fully taxable investment to equal the yield the Fund would provide after federal taxes. The following formula is used:

         Tax-Equivalent Yield =  EFFECTIVE YIELD
                                 ----------------------------
                                  1 - FEDERAL TAX RATE

         Below are the yields of each Fund for the seven-day period ended January 31, 1998. With respect to the tax-equivalent yield of the Municipal Fund, a federal tax rate of 36% is assumed, and for Pennsylvania Fund, a combined federal and state tax rate of 37.8% is assumed.


                  CURRENT YIELD       EFFECTIVE YIELD       TAX EQUIVALENT YIELD
MONEY FUND
  Class A             4.95%                5.07%                     N/A
  Class B             4.24%                4.33%                     N/A
  Class C             4.24%                4.33%                     N/A
  Class Y             5.24%                5.38%                     N/A
MUNICIPAL FUND
  Class A             3.05%                3.10%                    4.84%
  Class Y             3.35%                3.41%                    5.32%
TREASURY FUND
  Class A             4.43%                4.53%                     N/A
  Class Y             5.23%                5.32%                     N/A

                    CURRENT YIELD       EFFECTIVE YIELD    TAX EQUIVALENT YIELD
PENNSYLVANIA FUND
  Class A               2.91%                2.95%                 4.75%
  Class Y               3.01%                3.05%                 4.91%


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectus, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.


                              FINANCIAL STATEMENTS

       The audited financial statements of the Funds and the Independent Auditors' reports thereon are hereby incorporated by reference to each Fund's Annual Report. You may obtain a copy of the Annual Report without charge by writing to ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling ESC toll-free at 1-800-343-2898.

                                   APPENDIX A

                           DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group ("S&P").

         An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or due to other circumstances.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         1.  Likelihood of  default-capacity  and  willingness of the obligor to
         make  timely   payment  of  interest  and  repayment  of  principal  in
         accordance with the terms of the obligation.

         2. Nature of and provisions of the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances it differs from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A and BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service, Inc. ("Moody's").

         A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this Class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated Class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA - highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A - average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of credit within those rating categories.

Fitch IBCA: AAA - highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA - very high credit quality, with very strong ability to pay interest and repay principal; A - high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

                      DESCRIPTION OF MUNICIPAL NOTE RATINGS

         An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

o SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

o SP-2 Satisfactory capacity to pay principal and interest.

o SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

o MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                            COMMERCIAL PAPER RATINGS

Moody's:   Commercial  paper  rated  "Prime"  carries  the  smallest  degree  of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

S&P: "A" is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps, which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service L.P.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having the strongest degree of assurance for timely payment; F-1 -- very strong, with only a slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

                                   APPENDIX B

                       SPECIAL CONSIDERATIONS RELATING TO
                       INVESTMENT IN PENNSYLVANIA ISSUERS

General

         The  Commonwealth  of  Pennsylvania,  the fifth  most  populous  state, historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of the Commonwealth's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, educational and financial institutions. Manufacturing has fallen behind both the service sector and the trade sector as a source of employment in Pennsylvania. The Commonwealth is the headquarters for 58 major corporations. Pennsylvania's average annual unemployment rate since 1990 has generally not been more than one percent greater or lesser than the nation's annual average unemployment rate. The seasonally adjusted unemployment rate for Pennsylvania for March, 1997 was 5.1% and for the United States for March, 1997 was 5.2%. The population of Pennsylvania, 12,056 million people in 1996 according to the U.S. Bureau of the Census, represents an increase from the 1987 estimate of 11,811 million. Per capita income in Pennsylvania for 1995 of $23,558 was higher than the per capita income of the United States of $23,208. The Commonwealth's General Fund, which receives all tax receipts and most other revenues and through which debt service on all general obligations of the Commonwealth is made, closed fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996 with positive fund balances of $892,940, $688,304 and $635,182, respectively.

Debt

         The Commonwealth may incur debt to rehabilitate areas affected by disaster, debt approved by the electorate, debt for certain capital projects (for projects such as highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and industrial development) and tax anticipation debt payable in the fiscal year of issuance. The Commonwealth had outstanding general obligation debt of $5,054 million at June 30, 1996. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. At March 11, 1996, all outstanding general obligation bonds of the Commonwealth were rated AA- by Standard & Poor's Ratings Group and A-1 by Moody's Investors Service, Inc. (see Appendix A). There can be no assurance that these ratings will remain in effect in the future. Over the five-year period ending June 30, 2001, the Commonwealth has projected that it will issue notes and bonds totaling $2,325 million and retire bonded debt in the principal amount of $2,239 million.

         Certain agencies created by the Commonwealth have statutory authorization to incur debt for which Commonwealth appropriations to pay debt service thereon are not required. As of December 31, 1996, total combined debt outstanding for these agencies was $8,356 million. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. The only obligations of agencies in the Commonwealth that bear a moral obligation of the Commonwealth are those issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state-created agency which provides housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of
Philadelphia (the "Hospital Authority"), an agency created by the City of Philadelphia to acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

Local Government Debt

         Numerous  local   government   units  in  Pennsylvania   issue  general
obligation (i.e., backed by taxing power) debt, including counties, cities, boroughs, townships and school districts. School district obligations are supported indirectly by the Commonwealth. The issuance of non-electoral general obligation debt is limited by constitutional and statutory provisions. Electoral debt, i.e., that approved by the voters, is unlimited. In addition, local government units and municipal and other authorities may issue revenue obligations that are supported by the revenues generated from particular projects or enterprises. Examples include municipal authorities (frequently operating water and sewer systems), municipal authorities formed to issue obligations benefitting hospitals and educational institutions, and industrial development authorities, whose obligations benefit industrial or commercial occupants. In some cases, sewer or water revenue obligations are guaranteed by taxing bodies and have the credit characteristics of general obligation debt.

Litigation

         Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For example, in BABY NEAL V. COMMONWEALTH, the American Civil Liberties Union filed a lawsuit against the Commonwealth seeking an order that would require the Commonwealth to provide additional funding for child welfare services. COUNTY OF ALLEGHENY V. COMMONWEALTH OF PENNSYLVANIA involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. In PENNSYLVANIA ASSOCIATION OF RURAL AND SMALL SCHOOLS V. CASEY, the constitutionality of Pennsylvania's system for funding local school districts has been challenged. No estimates for the amount of these claims are available.

Other Factors

         The performance of the obligations which are held by Pennsylvania Fund and issued by the Commonwealth, its agencies, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within the Commonwealth and to the creditworthiness of certain non-Commonwealth related obligors, depending upon the Pennsylvania Fund's portfolio mix at any given time. Adverse changes to the state-wide, regional or local economies or changes in government may adversely affect the creditworthiness of the Commonwealth, its agencies and municipalities, and certain other non-government related obligors of Pennsylvania tax-free obligations (e.g., a university, a hospital or a corporate obligor). The City of Philadelphia, for example, experienced severe financial problems which impaired its ability to borrow money and adversely affected the ratings of its obligations and their marketability. Conversely, some obligations held by the Fund will be almost exclusively dependent on the creditworthiness of one underlying obligor, such as a project occupant or provider of credit or liquidity support.





22814
                                                        B-2

                          EVERGREEN MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The financial statements listed below are included in Part A of this Amendment to the Registration Statement:

EVERGREEN MONEY MARKET FUND

     Class A Financial Highlights            For the five-month period ended
                                             January 31, 1998; for each of the
                                             years in the two-year period ended
                                             August 31, 1997; and for the period
                                             from January 4, 1995 (Commencement
                                             of Operations) to August 31, 1995


     Class B Financial Highlights            For the five-month period ended
                                             January 31, 1998; for each of the
                                             years in the two-year period ended
                                             August 31, 1997; and for the period
                                             from January 26, 1995 (Commencement
                                             of Operations) to August 31, 1995

     Class C Financial Highlights            For the five-month period ended
                                             January 31, 1998; and for the
                                             period from August 1, 1997
                                             (Commencement of Operations) to
                                             August 31, 1997

     Class Y Financial Highlights            For the five-month period ended
                                             January 31, 1998; for each of the
                                             years in the three-year period
                                             ended August 31, 1997; for the
                                             ten-month period ended August 31,
                                             1994; for each of the years in the
                                             five-year period ended October 31,
                                             1993; and for the period from
                                             November 2, 1987 (Commencement of
                                             Operations) to October 31, 1988


EVERGREEN MUNICIPAL MONEY MARKET FUND

     Class A Financial Highlights            For the five-month period ended
                                             January 31, 1998; for each of the
                                             years in the two-year period ended
                                             August 31, 1997; and for the period
                                             from January 5, 1995 (Commencement
                                             of Operations) to August 31, 1995

     Class Y Financial Highlights            For the five-month period ended
                                             January 31, 1998; for each of the
                                             years in the eight-year period
                                             ended August 31, 1997; and for the
                                             period from November 2, 1988
                                             (Commencement of Operations) to
                                             August 31, 1989


EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

     Class A Financial Highlights            For the five-month period ended
                                             January 31, 1998; for the year
                                             ended August 31, 1997; for the
                                             six-month period ended August 31,
                                             1996; and for the period from
                                             August 22, 1995 (Commencement
                                             of Operations) to February 29, 1996

     Class Y Financial Highlights            For the five-month period ended
                                             January 31, 1998; for the year
                                             ended August 31, 1997; for the
                                             six-month period August 31, 1996;
                                             for each of the years in four-year
                                             period ended February 28, 1996; and
                                             for the period from August 15, 1991
                                             (Commencement of Operations) to
                                             February 29, 1992


EVERGREEN TREASURY MONEY MARKET FUND

     Class A Financial Highlights            For the five-month period ended
                                             January 31, 1998; for each of the
                                             years in the two-year period ended
                                             August 31, 1997; for the eight-
                                             month period ended August 31, 1995;
                                             for each of the years in three-year
                                             period ended December 31, 1994; and
                                             for the period from March 6, 1991
                                             (Commencement of Operations) to
                                             December 31, 1991

     Class Y Financial Highlights            For the five-month period ended
                                             January 31, 1998; for each of the
                                             years in the two-year period ended
                                             August 31, 1997; for the
                                             eight-month period August 31, 1995;
                                             for each of the years in three-year
                                             period ended December 31, 1994; and
                                             for the period from March 6, 1991
                                             (Commencement of Operations) to
                                             December 31, 1991


     The financial statements listed below are incorporated by reference in Part B of this Amendment to the Registration Statement:

     Financial Highlights                         For the same periods as
                                                  included in Part A

     Schedule of Investments                      January 31, 1998

     Statement of Assets and Liabilities          January 31, 1998

     Statement of Operations                      For the five-month period
                                                  ended January 31, 1998 and the
                                                  year ended August 31, 1997

     Statements of Changes in Net Assets

        Evergreen Money Market Fund and           For the five-month period
        Evergreen Municipal Money Market Fund     ended January 31, 1998 and
                                                  the two years ended August 31,
                                                  1997

        Evergreen Pennsylvania Municipal          For the five-month period
        Money Market Fund                         ended January 31, 1998, the
                                                  year ended August 31, 1997,
                                                  the six-month period ended
                                                  August 31, 1996 and the year
                                                  ended February 29, 1996

        Evergreen Treasury Money Market Fund      For the five-month period
                                                  ended January 31, 1998 and
                                                  the two years ended August 31,
                                                  1997

     Combined Notes to Financial Statements       January 31, 1998

     Independent Auditors' Report                 March 2, 1998
       (for Evergreen Pennsylvania
       Municipal Money Market Fund
       and Evergreen Treasury Money
       Market Fund)

     Report of Independent Accountants            March 13, 1998
       (for Evergreen Money Market
       Fund and Evergreen Municipal
       Money Market Fund)


Item 24(b). Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Investment Advisory and Management
          Agreement between the Registrant and First
          Union National Bank

5(b)      Investment Advisory and Management
          Agreement between the Registrant and Evergreen
          Asset Management Corp.

6(a)      Class A and Class C Principal Underwriting
          Agreement between the Registrant and Evergreen
          Distributor, Inc.

6(b) Class B Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc. (Evergreen)

6(c) Class Y Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

6(d)      Form of Dealer Agreement used by Evergreen             Incorporated by reference to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on December 12, 1997

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

8 Custodian Agreement between the Registrant and State Street Bank and Trust Company


9(a)      Administration Agreement between Evergreen
          Investment Services, Inc. and the Registrant


9(b)      Transfer Agent Agreement between the
          Registrant and Evergreen Service Company


10        Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

11(a)     Consent of Price Waterhouse LLP

11(b)     Consent of KPMG Peat Marwick LLP

12        Not applicable

13        Not applicable

15(a)     12b-1 Distribution Plan for Class A



15(b)     12b-1 Distribution Plan for Class B
          (Evergreen)


15(c)     12b-1 Distribution Plan for Class C


16        Fund Performance

17        Financial Data Schedules

18        Multiple Class Plan                                    Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

19        Powers of Attorney




Item 25.       Persons Controlled by or Under Common Control with Registrant.

       None

Item 26.       Number of Holders of Securities (as of April 30, 1998)

               Evergreen Money Market Fund
                    Class A        12,226
                    Class B         1,758
                    Class C           451
                    Class Y        10,791

               Evergreen Municipal Money Market Fund
                    Class A           851
                    Class Y         6,177

               Evergreen Pennsylvania Municipal Money Market Fund
                    Class A             8
                    Class Y           127

               Evergreen Treasury Money Market Fund
                    Class A         5,761
                    Class Y           147

Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisers are contained in their Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

John R. Georgius                   President, First Union Corporation; Vice
                                   Chairman and President, First Union National
                                   Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 29th day of May, 1998.

                                         EVERGREEN MONEY MARKET TRUST


                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of May, 1998.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                              INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------

5(a)                     Investment Advisory and
                         Management Agreement

5(b)                     Investment Advisory and
                         Management Agreement

6(a)                     Principal Underwriting Agreement
                         - Class A and C Shares

6(b)                     Principal Underwriting Agreement
                         - Class B Shares

6(c)                     Principal Underwriting Agreement
                         - Class Y Shares

8                        Custodian Agreement

9(a)                     Administration Agreement

9(b)                     Transfer Agent Agreement

11(a)                    Consent of Price Waterhouse LLP

11(b)                    Consent of KPMG Peat Marwick LLP

15(a)                    12b-1 Distribution Plan
                         for Class A

15(b)                    12b-1 Distribution Plan
                         for Class B

15(c)                    12b-1 Distribution Plan
                         for Class C

16                       Fund Performance

17                       Financial Data Schedules

19                       Powers of Attorney